As filed with the Securities and Exchange Commission on September 1, 2006
                       File Nos. 333-103714 and 811-21317
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. ___                     [ ]

                         Post-Effective Amendment No. 13                     [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 14                             [X]

                        (Check appropriate box or boxes)


                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)


               1061 Cliff Dawson Road, Watkinsville, Georgia 30677
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (252) 972-9922
                                 --------------
              (Registrant's Telephone Number, including Area Code)


                               Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                  With copy to:
                                  -------------
                            Jeffrey T. Skinner, Esq.
                             Kilpatrick Stockton LLP
                             1001 West Fourth Street
                       Winston-Salem, North Carolina 27101


Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------


It is proposed that this filing will become effective:  (check appropriate box)

       [ ] immediately upon filing pursuant to paragraph (b);
       [ ] on ________ (date) pursuant to paragraph (b);
       [X] 60 days after filing pursuant to paragraph (a)(1);
       [ ] on ________ (date) pursuant to paragraph (a)(1);
       [ ] 75 days after filing pursuant to paragraph (a)(2); or
       [ ] on ________ (date) pursuant to paragraph (a)(2), of rule 485.

                                     PART A
                                     ======

                                    FORM N-1A

                                  PROSPECTUSES


 PMFM Tactical Preservation Portfolio Trust-CUSIP 69344E208, NASDAQ Symbol ETFMX
               PMFM Managed Portfolio Trust-CUSIP 69344E109, NASDAQ Symbol ETFGX PMFM Core Advantage Portfolio Trust-CUSIP 69344E703, NASDAQ Symbol ETFCX

Prospectus                                                    September 15, 2006
________________________________________________________________________________

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                       PMFM CORE ADVANTAGE PORTFOLIO TRUST


                                 INVESTOR CLASS

                              Each a series of the
                              PMFM Investment Trust
________________________________________________________________________________

This prospectus includes information about the PMFM Tactical Preservation Portfolio Trust, PMFM Managed Portfolio Trust, and PMFM Core Advantage Portfolio Trust (each a "Fund" and collectively, the "Funds") that you should know before investing. This prospectus relates to the Investor Class of shares offered by the Funds. The Funds also offer an additional class of shares, Class A, in a separate prospectus.

You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-866-383-PMFM (1-866-383-7636).



                               Investment Advisor
                               ------------------

                                   PMFM, INC.
                             1061 Cliff Dawson Road
                           Watkinsville, Georgia 30677



--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------

                                                                           Page
                                                                           ----

ADVISOR'S INVESTMENT APPROACH.................................................2
-----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS.............................4
-------------------------------------------------

     PMFM TACTICAL PRESERVATION PORTFOLIO TRUST...............................4
     ------------------------------------------

     PMFM MANAGED PORTFOLIO TRUST.............................................4
     ----------------------------

     PMFM CORE ADVANTAGE PORTFOLIO TRUST......................................5
     -----------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................8
-----------------------------------------

BAR CHART AND PERFORMANCE INFORMATION........................................12
-------------------------------------

FEES AND EXPENSES OF THE FUNDS...............................................17
------------------------------

MANAGEMENT OF THE FUNDS......................................................19
-----------------------

     INVESTMENT ADVISOR......................................................19
     ------------------

     BOARD OF TRUSTEES.......................................................21
     -----------------

     ADMINISTRATOR...........................................................21
     -------------

     TRANSFER AGENT..........................................................21
     --------------

     DISTRIBUTOR, DISTRIBUTION OF SHARES, AND RELATED INFORMATION............21
     ------------------------------------------------------------

INVESTING IN THE FUNDS.......................................................22
----------------------

     MINIMUM INVESTMENT......................................................22
     ------------------

     PURCHASE AND REDEMPTION PRICE...........................................22
     -----------------------------

     PURCHASING SHARES.......................................................24
     -----------------

     REDEEMING  SHARES.......................................................26
     -----------------

     FREQUENT PURCHASES AND REDEMPTIONS......................................28
     ----------------------------------

OTHER IMPORTANT INVESTMENT INFORMATION.......................................29
--------------------------------------

     DIVIDENDS, DISTRIBUTIONS, AND TAXES.....................................29
     -----------------------------------

     FINANCIAL HIGHLIGHTS....................................................30
     --------------------

     ADDITIONAL INFORMATION..................................................34
     ----------------------

ADVISOR'S INVESTMENT APPROACH

In allocating the Funds' assets, the Funds' investment advisor, PMFM, Inc. ("Advisor"), uses a proprietary, quantitatively driven asset allocation model to determine a weighted average score for "market risk" based on a combination of factors selected by the Advisor, such as technical and fundamental indicators. Examples of technical and fundamental indicators examined by the Advisor include:

     o    Market breadth;
     o    Trend determination;
     o    Sector analysis;
     o    Interest rates; and
     o    Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a quantitative determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

                                          ______________________________________
To participate in markets and market What is an Exchange-Traded Fund (ETF)? sectors, the Advisor's investment An ETF is a fund that holds a philosophy emphasizes purchasing portfolio of common stocks or bonds exchange-traded funds, or ETFs (see designed to track the performance of a sidebar). The Advisor believes ETFs securities index or sector of an are a convenient way to invest in both index, such as the S&P 500. ETFs are broad market indexes (e.g., the S&P traded on a securities exchange (e.g., 500, Russell 2000, NASDAQ 100, etc.) the American Stock Exchange) based on and market sector indexes (e.g. their market value. An ETF portfolio healthcare indexes, utilities indexes, holds the same stocks or bonds as the real estate indexes, etc.). In index it tracks, so its market price general, ETFs may be bought and sold reflects the value of the index at any any time on any day at the net asset given time. ETFs are registered value of the relevant index. The investment companies and incur fees Advisor emphasizes active management and expenses such as operating of cash and cash equivalent positions expenses, licensing fees, registration ("Cash Positions") to remain invested fees, trustees fees, and marketing when it believes markets are expenses. Therefore, ETF shareholders overvalued or have too high of a risk. pay their proportionate share of these expenses.
                                          ______________________________________

Each of the Funds applies the Advisor's general investment approach by investing primarily in ETFs and Cash Positions. However, each Fund is designed for different types of investors, as described below:

     o PMFM Tactical Preservation Portfolio Trust (the "Tactical Preservation Fund") is the most conservative of the three Funds. Therefore, the Tactical Preservation Fund generally will be the first of the Funds to sell interests in markets or market sectors when the Advisor's analysis and allocation model suggests that they have become or are becoming risky, and generally will be the last of the Funds to purchase interests in markets or market sectors when the Advisor's analysis and allocation model suggests they have become or are becoming low risk and likely to appreciate.

     o PMFM Managed Portfolio Trust (the "Managed Fund") is not as conservative as the Tactical Preservation Fund. Therefore, the Managed Fund generally will invest in markets or market sectors before the Tactical Preservation Fund when the Advisor's analysis and allocation model suggests that those markets or market sectors have become or are becoming low risk and offer opportunities for growth. Likewise, the Managed Fund generally will move out of markets and market sectors after the Tactical Preservation Fund when the Advisor's analysis and allocation model suggests those markets or market sectors have become or are becoming risky.

     o PMFM Core Advantage Portfolio Trust (the "Core Advantage Fund") uses a "core-satellite" approach by investing generally 50% of the Fund's assets in broad-based U.S. or international market indexes (the "core" position) and 50% of the Fund's assets in market sector indexes (the "satellite" position). The core position will always be invested in core index market positions, but the selected indexes and allocation between the different indexes will change from time to time based on the Advisor's analysis and allocation models. The satellite position will be adjusted based upon an allocation model and risk-based ranking system similar to that of the Managed Fund, but with a primary focus on investments in market sectors and the use of sector rotation.

Detailed descriptions of the Funds' investment objectives, principal investment strategies, principal risks of investing, and fees and expenses are described on the following pages.

INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS
-------------------------------------------------

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
------------------------------------------

The investment objective of the Tactical Preservation Fund is to achieve a balance between long-term capital appreciation and capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Tactical Preservation Fund invests primarily in ETFs and Cash Positions. As explained above, the Tactical Preservation Fund is the most conservative of the Funds. Therefore, the Tactical Preservation Fund generally will be the first of the Funds to sell interests or reduce investment exposure in markets or market sectors when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky. Similarly, the Tactical Preservation Fund generally will be the last of the Funds to buy interest or increase investment exposure in stock market index-based ETFs, sector-based ETFs, and similar securities when the Advisor's asset allocation model and risk analysis indicates that they have become or are becoming low risk and present opportunities for growth.

In general, the Tactical Preservation Fund will be invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates a high probability that the applicable market or sector is at low risk of losing value and likely to appreciate. Likewise, the Tactical Preservation Fund may be heavily invested in fixed-income ETFs, Cash Positions, and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value. The Tactical Preservation Fund will generally have a higher average weighting in Cash Positions than the other Funds over time.

PMFM MANAGED PORTFOLIO TRUST
----------------------------

The investment objective of the Managed Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Managed Fund invests primarily in ETFs and Cash Positions. As explained above, the Managed Fund is more aggressive than the Tactical Preservation Fund. Therefore, the Managed Fund will generally buy interests or increase investment exposure in stock market index-based ETFs, sector-based ETFs, and similar securities before the Tactical Preservation Fund when the Advisor's asset allocation model and risk analysis indicates that they are at low risk of losing value and present opportunities for growth. Similarly, the Managed Fund will generally sell interests or reduce investment exposure in equity or bond markets or market sectors after the Tactical Preservation Fund when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky.

In general, the Managed Fund will be substantially invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates that the applicable market or sector is likely to appreciate. The Managed Fund may be substantially invested in fixed-income ETFs, Cash

Positions, and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
-----------------------------------

The investment objective of the Core Advantage Fund is to seek capital appreciation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Core Advantage Fund invests primarily in ETFs and Cash Positions. As explained above, the Core Advantage Fund utilizes a core and satellite investment strategy. The Core Advantage Fund will invest generally as follows:

     o The Core Position. Approximately 50% of the Core Advantage Fund's assets will be invested in broad-based market index positions, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, and the EAFE (Europe, Australia and Far East) Index (each a "Broad Market Index"). These Broad Market Indexes are designed to reflect the performance of different types of markets (e.g., the U.S. equity market or foreign markets). Through the core position, the Core Advantage Fund will be exposed to the performance of selected U.S. and international equity markets as a whole. The percentage of the Core Advantage Fund invested in different Broad Market Indexes may change form time to time as the Advisor deems appropriate or necessary based on its analysis and allocation models.

     o The Satellite Position. Approximately 50% of the Core Advantage Fund's assets will be invested primarily in market sector index positions (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.) and Cash Positions using an allocation model and risk-based ranking system similar to the Managed Fund. The satellite position will not be designed to hedge the core position, however, some investment positions may hedge a portion of the core position.

The Core Advantage Fund will seek to blend the benefits of the market exposure gained through investing in Broad Market Indexes with the benefits of an actively managed market-sector rotation investing strategy. Under this approach, generally one half of the Core Advantage Fund will be invested in broad-based U.S. and foreign equity markets as a whole and one half of the Core Advantage Fund will be actively managed in market sector positions selected by the Advisor in an attempt to outperform the equity markets.

Additional Information About the Types of Investments the Funds May Make. Each Fund may invest in any type of ETF, including index based ETFs, sector based ETFs, and fixed income ETFs. Each Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Funds will be prevented from purchasing more than 3% of an ETF's outstanding shares unless: (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent a Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each Fund may also invest in Other Investment Companies or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Funds may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

While the primary focus of the Tactical Preservation Fund, the Managed Fund, and the satellite portion of the Core Advantage Fund is allocation of each of their assets among ETFs and Cash Positions, these Funds have the flexibility to invest in Equity Securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Funds may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Temporary Defensive Positions. Each of the Funds may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. In such circumstances, the applicable Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Funds' Investment Objectives and Strategies. Whether the Funds are an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

Disclosure of Portfolio Holdings. The Funds may, from time to time, make available portfolio holdings information on its website at http://www.pmfmfunds.com, including lists of the five largest holdings as of each calendar quarter and the complete daily portfolio holdings, current with a two week delay. To reach this information, use the link to "Financial Professionals" that is located on the top left side of the home page to access the list of Funds. Links to the list of each of the Fund's five largest holdings and the complete daily portfolio holdings are located beneath the Fund's name under the links "fact sheet" and "holdings" respectively. The five largest holdings information is generally posted to the website within thirty days of the end of each calendar quarter and remains available until new information for the next calendar quarter is posted. The complete daily portfolio holdings information is generally posted by noon Eastern Time each business day. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

PRINICPAL RISKS OF INVESTING IN THE FUNDS
-----------------------------------------

An investment in any of the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that any Fund will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

Market Risk: Market risk refers to the risk that the value of securities in the Funds' portfolios may decline due to daily fluctuations in the securities markets generally. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds' portfolios) may decline, regardless of their long-term prospects.

Management Style Risks: The share price of each Fund changes daily based on the performance of the securities in which it invests. The ability of the Funds to meet their investment objectives is directly related to the Advisor's allocation of the Funds' assets. The Advisor's judgments about the attractiveness, value, and potential appreciation of particular investments in which the Funds invest may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Advisor may allocate the Funds' assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Funds' value may be adversely affected.

Risks Related to "Fund of Funds" Structure: Each Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Funds, whose primary investment strategy involves investing in other investment companies, such as ETFs and Other Investment Companies. Under the 1940 Act, the Funds may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Funds and their affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Funds; and
(ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Funds from allocating their investments in the manner the Advisor considers optimal, or cause the Advisor to select Other Investment Companies or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Since each Fund is a "fund of funds," your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you. The Funds are best suited for long-term investors.

Sector Risks: Another area of risk involves the potential focus of a Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may invest in more heavily will vary.

Fixed Income Risks: There are risks associated with the potential investment of a Fund's assets in fixed income investments, which include credit risk, interest risk, maturity risk, and investment-grade securities risk. These risks could affect the value of a particular investment by a Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Funds' SAI.

Tracking Risks: Investment in each Fund should be made with the understanding that the ETFs and Other Investment Companies in which the Funds invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and Other Investment Companies in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Other Investment Companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Other Investment Companies' ability to track their applicable indices.

Risks Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Funds, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Risks Related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realize capital gains when they sell their portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates. Under normal circumstances, the anticipated portfolio turnover rate for each Fund is expected to be more than 100%.

Small Capitalization Companies Risk: Each Fund may, at any given time, invest a significant portion of its assets in securities with small capitalization (i.e., companies with less than $1 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.

Non-diversified Fund Risk: Each Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

BAR CHART AND PERFORMANCE INFORMATION
-------------------------------------

The following total returns bar charts provide an indication of the risks of investing in the Funds by showing (on a calendar year basis) changes in the Investor Class shares' performance from year to year. The Funds' past performance is not necessarily an indication of how the Funds will perform in the future.

The average annual total returns tables provide an indication of the risks of investing in the Funds by showing how the Investor Class shares' average annual total returns for one year and since inception compare to those of broad-based securities market indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. The Funds' past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST

[BAR CHART HERE]

                             Calendar Year Returns
                                 Investor Class

                                 2005 - -2.36%

     o During the one-year period shown in the bar chart above, the highest return for a calendar quarter was 1.33% (quarter ended September 30, 2005).

     o During the one-year period shown in the bar chart above, the lowest return for a calendar quarter was (4.33)% (March 31, 2005).

     o The calendar year-to-date return as of the most recent calendar quarter was 0.61% (quarter ended June 30, 2006).

--------------------------------------------------- -------------- -------------
          Average Annual Total Returns                  Past           Since
        Periods Ended December 31, 2005                1 Year       Inception^1
--------------------------------------------------- -------------- -------------
Tactical Preservation Fund - Investor Class
   Before taxes                                        (2.36)%        (0.45)%
   After taxes on distributions                        (2.46)%        (0.51)%
   After taxes on distributions and sale of shares     (1.53)%        (0.42)%
--------------------------------------------------- -------------- -------------
Benchmark of 60% S&P 500 Total Return Index / 40%       4.05 %         6.26 %
Lehman Brothers Aggregate Bond Index^2
--------------------------------------------------- -------------- -------------
S&P 500 Total Return Index^2                            4.91 %         8.84 %
--------------------------------------------------- -------------- -------------
Lehman Brothers Aggregate Bond Index^2                  2.65 %         2.30 %
--------------------------------------------------- -------------- -------------

1.March 25, 2004 (commencement of operations of the Tactical Preservation Fund).

2.The S&P 500 Total Return Index is the Standard & Poor's  Composite Index of
  500 stocks and is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

                          PMFM MANAGED PORTFOLIO TRUST

[BAR CHART HERE]

                             Calendar Year Returns
                                 Investor Class

                                 2004 -  4.84%
                                 2005 - -5.04%


     o During the two-year period shown in the bar chart above, the highest return for a calendar quarter was 8.19% (quarter ended December 31, 2004).

     o During the two-year period shown in the bar chart above, the lowest return for a calendar quarter was (4.97)% (quarter ended March 31, 2005).

     o The calendar year-to-date return as of the most recent calendar quarter was 1.60% (quarter ended June 30, 2006).

--------------------------------------------------- -------------- ------------
          Average Annual Total Returns                  Past           Since
        Periods Ended December 31, 2005                1 Year       Inception^1
--------------------------------------------------- -------------- ------------
Managed Fund - Investor Class
   Before taxes                                        (5.04)%         1.19 %
   After taxes on distributions                        (7.45)%        (0.08)%
   After taxes on distributions and sale of shares     (3.27)%         0.29 %
--------------------------------------------------- -------------- ------------
Benchmark of 80% S&P 500 Total Return Index / 20%       4.53 %        10.59 %
Lehman Brothers Aggregate Bond Index^2
--------------------------------------------------- -------------- ------------
S&P 500 Total Return Index^2                            4.91 %        12.37 %
--------------------------------------------------- -------------- ------------
Lehman Brothers Aggregate Bond Index^2                  2.65 %         3.01 %
--------------------------------------------------- -------------- ------------

   1.June 30, 2003 (commencement of operations of the Managed Fund).

   2.The S&P 500 Total Return Index is the Standard & Poor's  Composite Index of
     500 stocks and is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

                       PMFM CORE ADVANTAGE PORTFOLIO TRUST

[BAR CHART HERE]

                             Calendar Year Returns
                                 Investor Class

                                 2005 - -0.20%


     o During the one-year period shown in the bar chart above, the highest return for a calendar quarter was 2.15% (quarter ended December 31, 2005).

     o During the one-year period shown in the bar chart above, the lowest return for a calendar quarter was (4.62)% (quarter ended March 31, 2005).

     o The calendar year-to-date return as of the most recent calendar quarter was 2.41% (quarter ended June 30, 2006).

--------------------------------------------------- -------------- ------------
          Average Annual Total Returns                  Past           Since
        Periods Ended December 31, 2005                1 Year       Inception^1
--------------------------------------------------- -------------- ------------
Core Advantage Fund - Investor Class
   Before taxes                                        0.20 %         (0.16)%
   After taxes on distributions                        0.20 %         (0.16)%
   After taxes on distributions and sale of shares     0.13 %         (0.13)%
--------------------------------------------------- -------------- ------------
Benchmark of 80% S&P 500 Total Return Index / 20%      4.47 %          5.88 %
Lehman Brothers Aggregate Bond Index^2
--------------------------------------------------- -------------- ------------
S&P 500 Total Return Index^2                           4.91 %          6.54 %
--------------------------------------------------- -------------- ------------
Lehman Brothers Aggregate Bond Index ^2                2.65 %          3.22 %
--------------------------------------------------- -------------- ------------

   1.January 27, 2004 (commencement of operations of the Core Advantage Fund).

   2.The S&P 500 Total Return Index is the Standard & Poor's  Composite Index of
     500 stocks and is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUNDS


The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class shares of the Funds:

                   Shareholder Fees For Investor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
          (as a percentage of offering price) .....................None
     Redemption Fee................................................None

           Annual Fund Operating Expenses For Investor Class Shares^1
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

                                            Tactical
                                         Preservation    Managed       Core
                                             Fund         Fund    Advantage Fund
                                             ----         ----    --------------
Management Fees..........................    1.25%        1.25%        1.25%
Distribution and/or Service (12b-1) Fees.    0.25%        0.25%        0.25%
Other Expenses^2.........................    1.24%        0.44%        1.70%
                                             -----        -----        -----
Total Annual Fund
   Operating Expenses^2..................    2.74%        1.94%        3.20%
                                             =====        =====        =====
Fee Waivers and/or Expense Reimbursements
                                             0.24%         n/a         0.70%
                                             -----         ---         -----
Net Expenses.............................    2.50%         n/a         2.50%
                                             =====         ---         =====

^1 To the extent that ETFs or other investment companies held in a Fund's portfolio of investments have fees and expenses, shareholders of that Fund will indirectly be paying a portion of these other fund's fees and expenses.

^2 "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Funds for the fiscal year ended May 31, 2006. Additionally, the Advisor has entered into Expense Limitation Agreements with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of a Fund, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Investor Class shares of the Tactical Preservation Fund and Core Advantage Fund and 1.70% of the average daily net assets of the Investor Class shares of the Managed Fund for the fiscal year ending May 31, 2007. As a result, "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50% for the Investor Class shares of the Tactical Preservation Fund and Core Advantage Fund and 1.95% for the Investor Class shares of the Managed Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Funds.

Example: This example shows you the expenses that you may pay over time by investing in Investor Class shares of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in one or more of the Funds for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

------------------------------- ------------ ----------- ----------- -----------
          Period Invested         1 Year      3 Years     5 Years     10 Years
------------------------------- ------------ ----------- ----------- -----------
  Tactical Preservation Fund       $253          $828      $1,428      $3,053
------------------------------- ------------ ----------- ----------- -----------
  Managed Fund                     $197          $609      $1,047      $2,264
------------------------------- ------------ ----------- ----------- -----------
  Core Advantage Fund              $253          $921      $1,613      $3,455
------------------------------- ------------ ----------- ----------- -----------

MANAGEMENT OF THE FUNDS
-----------------------

INVESTMENT ADVISOR
------------------

The Funds' investment advisor is PMFM, Inc., 1061 Cliff Dawson Road, Watkinsville, Georgia, 30677. The Advisor serves in that capacity pursuant to investment advisory contracts with the PMFM Investment Trust ("Trust") on behalf of the Funds. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor, organized as a Georgia corporation, is controlled by Timothy Allen Chapman. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. As of May 31, 2006, the Advisor has approximately $750 million in assets under management.

Portfolio Management Team. The Funds will be managed primarily by a portfolio management team consisting of Mr. Chapman, Judson P. Doherty, and Gregory L. Morris. Mr. Chapman is a co-founder of the Advisor and has served as its Secretary and Treasurer since 1993. In addition, Mr. Chapman serves as a member of the Board of Trustees that oversees the management and administration of the Funds. Mr. Chapman was also a co-founder of MurphyMorris Management Co. ("MurphyMorris"), an investment advisory firm and affiliate of the Advisor that managed the MurphyMorris ETF Fund, a mutual fund that merged with and into the Core Advantage Fund in June 2005. Mr. Chapman served as its Vice President. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7, and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981.

Mr. Doherty is an Executive Vice President of the Advisor and has served in that capacity since joining the Advisor in 2001. He also serves as Chief Compliance Officer and Chief Financial Officer of the Advisor. Prior to joining the Advisor, Mr. Doherty was an institutional investment consultant with Aon Consulting. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 13 years experience in the investment consulting business, with an emphasis on mutual fund evaluation.

Mr. Morris is a portfolio manager for the Advisor and has served in that capacity since joining the Advisor in November 2004. Mr. Morris was a principal of MurphyMorris and served as a Trustee, Vice President, and Treasurer of MurpyMorris Investment Trust. In addition, Mr. Morris has served as a consultant to StockCharts.com, a web-based market charting service, since 2002. He was a Captain with Delta Air Lines from 1978 until May 2004. He was the CEO of MurphyMorris, Inc., a provider of web-based market analysis tools and commentary from 1996 to 2002. Mr. Morris received his Bachelor of Science degree in

Aerospace Engineering from the University of Texas in 1971. Mr. Morris also graduated from the U.S. Navy Fighter Weapons School known as Top Gun. He has over 20 years experience in the investment consulting business.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Funds' SAI.

Advisor Compensation. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each Fund's average daily net assets at the annual rate of 1.25%. During the Funds' most recent fiscal year, the Advisor waived a portion of the advisory fees for the Tactical Preservation Fund and Core Advantage Fund. Accordingly, the amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year was as follows:

                  Fund                  Fees Paid to the Investment Advisor
                                             as a Percentage of Assets
                                             -------------------------
     Tactical Preservation Fund                        1.03%
     Managed Fund                                      1.25%
     Core Advantage Fund                               0.72%

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with respect to each of the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Investor Class shares of the Tactical Preservation Fund, 1.70% of the average daily net assets of the Investor Class shares of the Managed Fund, and 2.25% of the average daily net assets of the Investor Class shares of the Core Advantage Fund for the fiscal year ending May 31, 2007. It is expected that each contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate each Expense Limitation Agreement at any time. The Advisor may also terminate each Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.

Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board of Trustees approving the renewal of the investment advisory contracts for the Funds is available in the Funds' Annual Report to shareholders for the fiscal year ended May 31, 2006 and, when available, in the Annual Report for the fiscal year ending May 31, 2007. You may obtain a copy of the Annual Report, without charge, upon request to the Funds.

BOARD OF TRUSTEES
-----------------

Each of the Funds is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on February 28, 2003. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds' business affairs.

ADMINISTRATOR
-------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative and fund accounting services and certain compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide services to the Funds.

TRANSFER AGENT
--------------

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in this Prospectus under the caption "Investing in the Funds," the Transfer Agent will handle your orders to purchase and redeem shares of the Funds, and will disburse dividends paid by the Funds.

DISTRIBUTOR, DISTRIBUTION OF SHARES, AND RELATED INFORMATION
------------------------------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plans, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds' shares (this compensation is commonly referred to as "12b-1 fees").

Investor Class. The Distribution Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of the Funds for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds' shares. Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Multiple Share Classes. The shares offered by this Prospectus are Investor Class shares. The Funds also offer Class A, which have higher fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for core investment advisory services. Different fees and expenses will affect performance. For additional information concerning the Class A shares not offered by this Prospectus, call us at 1-866-383-7636.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of their independent accountants and of their legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, including the Funds, on a basis that the Trustees deem fair and equitable, which may be on a basis of relative net assets of each series or the nature of services performed and relative applicability to each series.

INVESTING IN THE FUNDS
----------------------

MINIMUM INVESTMENT
------------------

The Funds' shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other financial intermediaries or broker-dealers authorized to sell Investor Class shares in the Funds. The minimum initial investment is $100,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Funds may, at the Advisor's sole discretion, accept accounts with less than the minimum investment from certain categories of investors: (i) Trustees and officers of the Funds; (ii) clients of the Advisor; (iii) employees of the Advisor (and their immediate family); and (iv) persons invested prior to September 15, 2006 (and their immediate family).

PURCHASE AND REDEMPTION PRICE
-----------------------------

Determining the Funds' Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of a Fund's net asset value after an order is received, subject to the order being accepted by the Fund in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. Each Fund's net asset value per share for each class of shares is calculated by dividing the value of the particular Fund's total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the particular Fund. The Funds' net asset value per share of each class of shares is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of each Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as a securities with small capitalization, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds' policies regarding fair value pricing are intended to result in a calculation of the Funds' net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The Trustees monitor and evaluate the Funds' use of fair value pricing, and periodically review the results of any fair valuation under the Funds' policies.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for each particular Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Funds' shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

PURCHASING SHARES
-----------------

The Funds have authorized one or more brokers to accept purchase and redemption orders on their behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Fund in good form. The orders will be priced at the next calculation of the particular Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payments for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler's checks will not be accepted by the Funds. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled, and the prospective investor will also be responsible for any losses or expenses incurred by the Funds, Administrator, or Transfer Agent in connection therewith. Each Fund will charge a $20 fee and may redeem shares of that Fund already owned by the purchaser or another identically registered account to recover any such losses due to a returned check. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund in which you wish to invest and mail to:

             PMFM Funds
             Investor Class
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636) for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. ($100 for those participating in an automatic investment plan, as detailed below.) Before adding funds by bank wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636) for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Exchange Feature. You may exchange Investor Class shares of any of the Funds for Investor Class shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Investor Class shares may be exchanged for Investor Class shares of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trust reserves the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds' share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information. If after opening the investor's account, the Funds are unable to verify the investor's identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Funds close an investor's account because the Funds were unable to verify the investor's identity, the Funds will value the account in accordance with the Funds' next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             PMFM Funds
             Investor Class
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Investor Class and the applicable Fund in which you wish to redeem, shareholder's name, account number, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while determining whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

     (1) Designation of Investor Class and name of Fund in which you wish to redeem (PMFM Tactical Preservation Portfolio Trust, PMFM Managed Portfolio Trust, or PMFM Core Advantage Portfolio Trust);
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4) Instructions for transmittal of redemption proceeds to the shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the applicable Fund. See "Signature Guarantees" below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-866-383-PMFM (1-866-383-7636). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Funds follow reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the particular Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Minimum Account Size. The Trust reserves the right to redeem involuntarily any account having a net asset value of less than $100,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $100,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Funds reserve the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the opinion of the Trustees, a large redemption request may cause harm to the particular Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular Fund. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing that particular Fund's net asset value per share.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. Each Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend the offering of shares at any time.

FREQUENT PURCHASES AND REDEMPTIONS
----------------------------------

Frequent purchases and redemptions ("Frequent Trading") of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds' portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds' portfolio securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds. Under the Funds' policy, the Advisor has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Advisor believes the investor has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders. To assist the Advisor in identifying possible Frequent Trading patterns, the Transfer Agent provides a daily record of each Fund's shareholder trades to the Advisor. The Transfer Agent also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.

Under the Funds' policy regarding Frequent Trading, the Funds intend to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $10,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction. This policy is intended to apply uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks ("Intermediary Accounts"). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange shares of a Fund without the identity of the particular shareholders being known to the Fund. Like omnibus accounts, Intermediary

Accounts normally permit investors to purchase, redeem, and exchange shares of a Fund without the identity of the underlying shareholder being known to the Fund. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. The policy will not apply if the Advisor determines that a purchase and redemption pattern is not a Frequent Trading pattern intended to respond to short-term fluctuations in the securities markets, such as inadvertent errors that result in frequent purchases and redemptions. In such a case, the Advisor may choose to accept further purchase and/or exchange orders for such investor account.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES
-----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Each of the Funds will distribute most of its income and realized gains to its shareholders every year. Dividends paid by the Funds derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are paid by a Fund in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2006) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance since inception of that Fund. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data in the tables have been derived from audited financial statements of the Funds. The financial data in the tables for the fiscal year ended May 31, 2006 have been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report covering such year is incorporated by reference into the SAI. The financial data in the tables for all other periods were audited by a different independent registered public accounting firm. This information should be read in conjunction with the

Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, copies of which may be obtained at no charge by calling the Funds. Further information about the performance of the Funds is contained in the Annual Reports and Semi-annual Reports of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-866-383-PMFM (1-866-383-7636).

           PMFM TACTICAL PRESERVATION PORTFOLIO TRUST - INVESTOR CLASS
           -----------------------------------------------------------
                 (For a Share Outstanding Throughout the Period)

-----------------------------------------------------    ------------ ------------- ------------
                                                         Year ended     Year ended  Period ended
                                                           May 31,       May 31,      May 31,
                                                             2006         2005        2004 (a)
-----------------------------------------------------    ------------ ------------- ------------
Net Asset Value, Beginning of Period                        $9.72        $9.82        $10.00
-----------------------------------------------------    ------------ ------------- ------------
  Income from Investment Operations:
   Net investment loss                                      (0.01)       (0.04)        (0.03)
   Net realized and unrealized gain (loss) on securities     0.25        (0.06)        (0.15)
                                                             ----        ------        ------
 Total from Investment Operations                            0.24        (0.10)        (0.18)
                                                             ----        ------        ------

-----------------------------------------------------    ------------ ------------- ------------
  Less Distributions:
   Distributions (from capital gains)                       (0.03)          --           --
                                                            ------
    Total Distributions                                     (0.03)          --           --
                                                            ------
-----------------------------------------------------    ------------ ------------- ------------
Net Asset Value, End of Period                              $9.93        $9.72         $9.82
                                                            =====        =====         =====
-----------------------------------------------------    ------------ ------------- ------------
Total Return (b)                                             2.47%       (1.02)%       (1.80)%
                                                            =====       =======       =======
-----------------------------------------------------    ------------ ------------- ------------
Ratios/Supplemental Data
-----------------------------------------------------    ------------ ------------- ------------
  Net Assets, End of Period (in thousands)                  $13,587      $20,494       $21,643
  Average Net Assets for the Period (in thousands)          $17,042      $23,809       $19,166

-----------------------------------------------------    ------------ ------------- ------------
  Ratio of Gross Expenses to Average Net Assets  (c)         2.74 %       2.54 %        3.59 % (d)
  Ratio of Net Expenses to Average Net Assets (c)            2.50 %       2.43 %        2.46 % (d)
  Ratio of Net Investment Loss to Average Net Assets        (0.08)%      (0.33)%       (1.61)% (d)
-----------------------------------------------------    ------------ ------------- ------------
  Portfolio Turnover Rate                                  302.33 %     813.64 %      400.93 %
-----------------------------------------------------    ------------ ------------- ------------

(a) For the period March 25, 2004 (date of initial pubic investment) to May 31, 2004.
(b) Not annualized.
(c) The expense ratios reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements (net expense ratio). The expense ratios do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invests.
(d) Annualized.

                  PMFM MANAGED PORTFOLIO TRUST - INVESTOR CLASS
                  ---------------------------------------------
                 (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------  ------------ ------------- ------------
                                                                Year ended    Year ended   Period ended
                                                                  May 31,       May 31,       May 31,
                                                                    2006          2005        2004 (a)
-------------------------------------------------------------  ------------ ------------- ------------
Net Asset Value, Beginning of Period                             $10.18        $10.12        $10.00
-------------------------------------------------------------  ------------ ------------- ------------
  Income from Investment Operations:
   Net investment income                                           0.04          0.04          --
   Net realized and unrealized gain on securities                  0.01          0.20          0.15
                                                                   ----          ----          ----
    Total from Investment Operations                               0.05          0.24          0.15
                                                                   ----          ----          ----
-------------------------------------------------------------  ------------ ------------- ------------
  Less Distributions:
   Dividends (from net investment income)                         (0.02)        (0.02)        (0.03)
   Distributions (from capital gains)                             (0.70)        (0.16)         --
                                                                  ------        ------        ------
    Total Distributions                                           (0.72)        (0.18)        (0.03)
                                                                  ------        ------        ------
-------------------------------------------------------------  ------------ ------------- ------------
Net Asset Value, End of Period                                    $9.51        $10.18        $10.12
                                                                  =====        ======        ======
-------------------------------------------------------------  ------------ ------------- ------------
Total Return (b)                                                   0.51 %        2.30 %        1.47 %
                                                                   ======        ======        ======
-------------------------------------------------------------  ------------ ------------- ------------
Ratios/Supplemental Data
-------------------------------------------------------------  ------------ ------------- ------------
  Net Assets, End of Period (in thousands)                       $61,212       $116,229      $233,699
  Average Net Assets for the Period (in thousands)               $84,118       $193,111      $149,975
-------------------------------------------------------------  ------------ ------------- ------------
  Ratio of Gross Expenses to Average Net Assets (c)                1.94 %        1.80 %        1.87 % (d)
  Ratio of Net Expenses to Average Net Assets (c)                  1.94 %        1.80 %        1.85 % (d)
  Ratio of Net Investment Income (Loss) to Average Net Assets      0.27 %        0.26 %       (0.12)% (d)
-------------------------------------------------------------  ------------ ------------- ------------
  Portfolio Turnover Rate                                        871.19 %      929.50 %      421.74 %
-------------------------------------------------------------  ------------ ------------- ------------

(a) For the period June 30, 2003 (date of initial pubic investment) to May 31, 2004.
(b) Not annualized.
(c) The expense ratios reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements (net expense ratio). The expense ratios do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invests.
(d) Annualized.

              PMFM CORE ADVANTAGE PORTFOLIO TRUST - INVESTOR CLASS
              ----------------------------------------------------
                 (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------  ------------ ------------- ------------
                                                                 Year ended    Year ended Period ended
                                                                   May 31,      May 31,      May 31,
                                                                    2006          2005      2004 (a)
-------------------------------------------------------------  ------------ ------------- ------------

Net Asset Value, Beginning of Period                              $9.54        $9.52        $10.00
-------------------------------------------------------------  ------------ ------------- ------------

  Income from Investment Operations:
   Net investment loss                                            (0.02)       (0.05)        (0.04)
   Net realized and unrealized gain (loss) on securities           0.69         0.07         (0.44)
                                                                   ----         ----         ------
     Total from Investment Operations                              0.67         0.02         (0.48)
                                                                   ----         ----         ------
-------------------------------------------------------------  ------------ ------------- ------------

Net Asset Value, End of Period                                   $10.21        $9.54         $9.52
                                                                 ======        =====         =====
-------------------------------------------------------------  ------------ ------------- ------------

Total Return (b)                                                   7.02%        0.21%        (4.80)%
                                                                   =====        =====        =======
-------------------------------------------------------------  ------------ ------------- ------------

Ratios/Supplemental Data
-------------------------------------------------------------  ------------ ------------- ------------

  Net Assets, End of Period (in thousands)                       $13,750      $10,385       $33,196
  Average Net Assets for the Period (in thousands)                $9,539      $22,070       $38,326

-------------------------------------------------------------  ------------ ------------- ------------

  Ratio of Gross Expenses to Average Net Assets (c)                3.20 %       2.48 %        2.44 % (d)
  Ratio of Net Expenses to Average Net Assets (c)                  2.50 %       2.35 %        2.44 % (d)
  Ratio of Net Investment Loss to Average Net Assets              (0.35)%      (0.23)%       (1.19)% (d)
-------------------------------------------------------------  ------------ ------------- ------------
  Portfolio Turnover Rate                                        472.91 %     912.21 %      396.55 %
-------------------------------------------------------------  ------------ ------------- ------------

(a) For the period January 27, 2004 (date of initial pubic investment) to May 31, 2004.
(b) Not  annualized.
(c) The expense ratios reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements (net expense ratio). The expense ratios do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invests.
(d) Annualized.


ADDITIONAL INFORMATION

Please see the back cover on how to contact the Funds and how to receive additional information regarding the Funds.

________________________________________________________________________________

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                       PMFM CORE ADVANTAGE PORTFOLIO TRUST


                                 INVESTOR CLASS
________________________________________________________________________________


Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-annual Reports to shareholders. The Annual Reports include discussions of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:


            By telephone:       1-866-383-PMFM
                                (1-866-383-7636)

            By mail:            PMFM Funds
                                Investor Class
                                c/o NC Shareholder Services
                                116 South Franklin Street
                                Post Office Box 4365
                                Rocky Mount, North Carolina 27803-0365

            By e-mail:          info@nottinghamco.com

            On the Internet:    www.nottinghamco.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-21317

PMFM Tactical Preservation Portfolio Trust - CUSIP 69344E802, NASDAQ Symbol ____
              PMFM Managed Portfolio Trust - CUSIP 69344E885, NASDAQ Symbol ____ PMFM Core Advantage Portfolio Trust - CUSIP 69344E877, NASDAQ Symbol ____

Prospectus                                                   September 15, 2006
________________________________________________________________________________

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                       PMFM CORE ADVANTAGE PORTFOLIO TRUST

                                     CLASS A

                              Each a series of the
                              PMFM Investment Trust
________________________________________________________________________________

This prospectus includes information about the PMFM Tactical Preservation Portfolio Trust, PMFM Managed Portfolio Trust, and PMFM Core Advantage Portfolio Trust (each a "Fund" and collectively, the "Funds") that you should know before investing. This prospectus relates to the Class A shares offered by the Funds. The Funds also offer an additional class of shares, Investor Class, which are offered in a separate prospectus.

You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-866-383-PMFM (1-866-383-7636).

                               Investment Advisor
                               ------------------

                                   PMFM, INC.
                             1061 Cliff Dawson Road
                           Watkinsville, Georgia 30677


--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------
                                                                           Page
                                                                           ----

ADVISOR'S INVESTMENT APPROACH..................................................2
-----------------------------
INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS..............................4
-------------------------------------------------
     PMFM TACTICAL PRESERVATION PORTFOLIO TRUST................................4
     ------------------------------------------
     PMFM MANAGED PORTFOLIO TRUST..............................................4
     ----------------------------
     PMFM CORE ADVANTAGE PORTFOLIO TRUST.......................................5
     -----------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUNDS......................................8
-----------------------------------------
BAR CHART AND PERFORMANCE INFORMATION.........................................12
-------------------------------------
FEES AND EXPENSES OF THE FUNDS................................................17
------------------------------
MANAGEMENT OF THE FUNDS.......................................................20
-----------------------
     INVESTMENT ADVISOR.......................................................20
     ------------------
     BOARD OF TRUSTEES........................................................22
     -----------------
     ADMINISTRATOR............................................................22
     -------------
     TRANSFER AGENT...........................................................22
     --------------
     DISTRIBUTOR, DISTRIBUTION OF SHARES, AND RELATED INFORMATION.............22
     ------------------------------------------------------------
INVESTING IN THE FUNDS........................................................23
----------------------
     MINIMUM INVESTMENT.......................................................23
     ------------------
     PURCHASE AND REDEMPTION PRICE............................................27
     -----------------------------
     PURCHASING SHARES........................................................28
     -----------------
     REDEEMING  SHARES........................................................30
     -----------------
     FREQUENT PURCHASES AND REDEMPTIONS.......................................33
     ----------------------------------
OTHER IMPORTANT INVESTMENT INFORMATION........................................34
--------------------------------------
     DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................34
     -----------------------------------
     FINANCIAL HIGHLIGHTS.....................................................35
     --------------------
     ADDITIONAL INFORMATION...................................................38
     ----------------------

ADVISOR'S INVESTMENT APPROACH
-----------------------------

In allocating the Funds' assets, the Funds' investment advisor, PMFM, Inc. ("Advisor"), uses a proprietary, quantitatively driven asset allocation model to determine a weighted average score for "market risk" based on a combination of factors selected by the Advisor, such as technical and fundamental indicators. Examples of technical and fundamental indicators examined by the Advisor include:

     o    Market breadth;
     o    Trend determination;
     o    Sector analysis;
     o    Interest rates; and
     o    Relative strength/performance.

Based on its allocation model, the Advisor seeks to evaluate the risk levels for different markets and market sectors. For example, the Advisor will use the model to make a quantitative determination of the risk that different markets or market sectors will decline. The Advisor then seeks to participate in markets and market sectors with low risk scores, and seeks to divest investments in markets and market sectors with high risk scores.

                                          ______________________________________
To participate in markets and market What is an Exchange-Traded Fund (ETF)? sectors, the Advisor's investment An ETF is a fund that holds a philosophy emphasizes purchasing portfolio of common stocks or bonds exchange-traded funds, or ETFs (see designed to track the performance of a sidebar). The Advisor believes ETFs securities index or sector of an are a convenient way to invest in both index, such as the S&P 500. ETFs are broad market indexes (e.g., the S&P traded on a securities exchange (e.g., 500, Russell 2000, NASDAQ-100, etc.) the American Stock Exchange) based on and market sector indexes (e.g. their market value. An ETF portfolio healthcare indexes, utilities indexes, holds the same stocks or bonds as the real estate indexes, etc.). In index it tracks, so its market price general, ETFs may be bought and sold reflects the value of the index at any any time on any day at the net asset given time. ETFs are registered value of the relevant index. The investment companies and incur fees Advisor emphasizes active management and expenses such as operating of cash and cash equivalent positions expenses, licensing fees, registration ("Cash Positions") to remain invested fees, trustees fees, and marketing when it believes markets are expenses. Therefore, ETF shareholders overvalued or have too high of a risk. pay their proportionate share of these expenses.
                                          ______________________________________

Each of the Funds applies the Advisor's general investment approach by investing primarily in ETFs and Cash Positions. However, each Fund is designed for different types of investors, as described below:

     o PMFM Tactical Preservation Portfolio Trust (the "Tactical Preservation Fund") is the most conservative of the three Funds. Therefore, the Tactical Preservation Fund generally will be the first of the Funds to sell interests in markets or market sectors when the Advisor's analysis and allocation model suggests that they have become or are becoming risky, and generally will be the last of the Funds to purchase interests in markets or market sectors when the Advisor's analysis and allocation model suggests they have become or are becoming low risk and likely to appreciate.

     o PMFM Managed Portfolio Trust (the "Managed Fund") is not as conservative as the Tactical Preservation Fund. Therefore, the Managed Fund generally will invest in markets or market sectors before the Tactical Preservation Fund when the Advisor's analysis and allocation model suggests that those markets or market sectors have become or are becoming low risk and offer opportunities for growth. Likewise, the Managed Fund generally will move out of markets and market sectors after the Tactical Preservation Fund when the Advisor's analysis and allocation model suggests those markets or market sectors have become or are becoming risky.

     o PMFM Core Advantage Portfolio Trust (the "Core Advantage Fund") uses a "core-satellite" approach by investing generally 50% of the Fund's assets in broad-based U.S. or international market indexes (the "core" position) and 50% of the Fund's assets in market sector indexes (the "satellite" position). The core position will always be invested in core index market positions, but the selected indexes and allocation between the different indexes will change from time to time based on the Advisor's analysis and allocation models. The satellite position will be adjusted based upon an allocation model and risk-based ranking system similar to that of the Managed Fund, but with a primary focus on investments in market sectors and the use of sector rotation.

Detailed descriptions of the Funds' investment objectives, principal investment strategies, principal risks of investing, and fees and expenses are described on the following pages.

INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS
-------------------------------------------------

PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
------------------------------------------

The investment objective of the Tactical Preservation Fund is to achieve a balance between long-term capital appreciation and capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Tactical Preservation Fund invests primarily in ETFs and Cash Positions. As explained above, the Tactical Preservation Fund is the most conservative of the Funds. Therefore, the Tactical Preservation Fund generally will be the first of the Funds to sell interests or reduce investment exposure in markets or market sectors when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky. Similarly, the Tactical Preservation Fund generally will be the last of the Funds to buy interest or increase investment exposure in stock market index-based ETFs, sector-based ETFs, and similar securities when the Advisor's asset allocation model and risk analysis indicates that they have become or are becoming low risk and present opportunities for growth.

In general, the Tactical Preservation Fund will be invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates a high probability that the applicable market or sector is at low risk of losing value and likely to appreciate. Likewise, the Tactical Preservation Fund may be heavily invested in fixed-income ETFs, Cash Positions, and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value. The Tactical Preservation Fund will generally have a higher average weighting in Cash Positions than the other Funds over time.

PMFM MANAGED PORTFOLIO TRUST
----------------------------

The investment objective of the Managed Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Managed Fund invests primarily in ETFs and Cash Positions. As explained above, the Managed Fund is more aggressive than the Tactical Preservation Fund. Therefore, the Managed Fund will generally buy interests or increase investment exposure in stock market index-based ETFs, sector-based ETFs, and similar securities before the Tactical Preservation Fund when the Advisor's asset allocation model and risk analysis indicates that they are at low risk of losing value and present opportunities for growth. Similarly, the Managed Fund will generally sell interests or reduce investment exposure in equity or bond markets or market sectors after the Tactical Preservation Fund when the Advisor's asset allocation model and risk analysis indicates that such markets have become or are becoming risky.

In general, the Managed Fund will be substantially invested in ETFs tracking equity markets or market sectors when the Advisor believes its asset allocation model indicates that the applicable market or sector is likely to appreciate. The Managed Fund may be substantially invested in fixed-income ETFs, Cash

Positions, and similar securities when the Advisor believes its asset allocation model indicates significant risks in the equity markets of losing value.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
-----------------------------------

The investment objective of the Core Advantage Fund is to seek capital appreciation. The Fund's investment objective may be changed without shareholder approval.

To achieve its investment objective, the Core Advantage Fund invests primarily in ETFs and Cash Positions. As explained above, the Core Advantage Fund utilizes a core and satellite investment strategy. The Core Advantage Fund will invest generally as follows:

     o The Core Position. Approximately 50% of the Core Advantage Fund's assets will be invested in broad-based market index positions, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, and the EAFE (Europe, Australia and Far East) Index (each a "Broad Market Index"). These Broad Market Indexes are designed to reflect the performance of different types of markets (e.g., the U.S. equity market or foreign markets). Through the core position, the Core Advantage Fund will be exposed to the performance of selected U.S. and international equity markets as a whole. The percentage of the Core Advantage Fund invested in different Broad Market Indexes may change from time to time as the Advisor deems appropriate or necessary based on its analysis and allocation models.

     o The Satellite Position. Approximately 50% of the Core Advantage Fund's assets will be invested primarily in market sector index positions (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.) and Cash Positions using an allocation model and risk-based ranking system similar to the Managed Fund. The satellite position will not be designed to hedge the core position, however, some investment positions may hedge a portion of the core position.

The Core Advantage Fund will seek to blend the benefits of the market exposure gained through investing in Broad Market Indexes with the benefits of an actively managed market-sector rotation investing strategy. Under this approach, generally one half of the Core Advantage Fund will be invested in broad-based U.S. and foreign equity markets as a whole and one half of the Core Advantage Fund will be actively managed in market sector positions selected by the Advisor in an attempt to outperform the equity markets.

Additional Information About the Types of Investments the Funds May Make. Each Fund may invest in any type of ETF, including index based ETFs, sector based ETFs, and fixed income ETFs. Each Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Funds will be prevented from purchasing more than 3% of an ETF's outstanding shares unless: (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Funds; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent a Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each Fund may also invest in Other Investment Companies or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Funds may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

While the primary focus of the Tactical Preservation Fund, the Managed Fund, and the satellite portion of the Core Advantage Fund is allocation of each of their assets among ETFs and Cash Positions, these Funds have the flexibility to invest in Equity Securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Funds may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Temporary Defensive Positions. Each of the Funds may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. In such circumstances, the applicable Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Funds' Investment Objectives and Strategies. Whether the Funds are an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

Disclosure of Portfolio Holdings. The Funds may, from time to time, make available portfolio holdings information on its website at http://www.pmfmfunds.com, including lists of the five largest holdings as of each calendar quarter and the complete daily portfolio holdings, current with a two week delay. To reach this information, use the link to "Financial Professionals" that is located on the top left side of the home page to access the list of Funds. Links to the list of each of the Fund's five largest holdings and the complete daily portfolio holdings are located beneath the Fund's name under the links "fact sheet" and "holdings" respectively. The five largest holdings information is generally posted to the website within thirty days of the end of each calendar quarter and remains available until new information for the next calendar quarter is posted. The complete daily portfolio holdings information is generally posted by noon Eastern Time each business day. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
-----------------------------------------

An investment in any of the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that any Fund will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

Market Risk: Market risk refers to the risk that the value of securities in the Funds' portfolios may decline due to daily fluctuations in the securities markets generally. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds' portfolios) may decline, regardless of their long-term prospects.

Management Style Risks: The share price of each Fund changes daily based on the performance of the securities in which it invests. The ability of the Funds to meet their investment objectives is directly related to the Advisor's allocation of the Funds' assets. The Advisor's judgments about the attractiveness, value, and potential appreciation of particular investments in which the Funds invest may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Advisor may allocate the Funds' assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Funds' value may be adversely affected.

Risks Related to "Fund of Funds" Structure: Each Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Funds, whose primary investment strategy involves investing in other investment companies, such as ETFs and Other Investment Companies. Under the 1940 Act, the Funds may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Funds and their affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the Funds have received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Funds; and
(ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Funds from allocating their investments in the manner the Advisor considers optimal, or cause the Advisor to select Other Investment Companies or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Since each Fund is a "fund of funds," your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you. The Funds are best suited for long-term investors.

Sector Risks: Another area of risk involves the potential focus of a Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may invest in more heavily will vary.

Fixed Income Risks: There are risks associated with the potential investment of a Fund's assets in fixed income investments, which include credit risk, interest risk, maturity risk, and investment-grade securities risk. These risks could affect the value of a particular investment by a Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Funds' SAI.

Tracking Risks: Investment in each Fund should be made with the understanding that the ETFs and Other Investment Companies in which the Funds invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and Other Investment Companies in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Other Investment Companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Other Investment Companies' ability to track their applicable indices.

Risks Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Funds, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the

United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Risks Related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realize capital gains when they sell their portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains and shareholders would be taxed on short-term capital gains at ordinary income tax rates. Under normal circumstances, the anticipated portfolio turnover rate for each Fund is expected to be more than 100%.

Small Capitalization Companies Risk: Each Fund may, at any given time, invest a significant portion of its assets in securities with small capitalization (i.e., companies with less than $1 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.

Non-diversified Fund Risk: Each Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

BAR CHART AND PERFORMANCE INFORMATION
-------------------------------------

The following total returns bar charts provide an indication of the risks of investing in the Funds by showing (on a calendar year basis) changes in the Investor Class shares' performance from year to year. The Funds' past performance is not necessarily an indication of how the Funds will perform in the future.

The average annual total returns tables provide an indication of the risks of investing in the Funds by showing how the Investor Class shares' average annual total returns for one year and since inception compare to those of broad-based securities market indices. After-tax rates are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. The Funds' past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

The performance information presented below is based upon the average annual total returns of the Funds' Investor Class shares. The performance information of the Funds' Investor Class shares has been used for this purpose because the Class A shares have not been in operation for an entire calendar year and therefore have no calendar year performance information. However, the annual returns for both classes are expected to be substantially similar because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same fees and expenses.

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST

[BAR CHART HERE]

                             Calendar Year Returns
                                 Investor Class

                                 2005 - -2.36%

     o During the one-year period shown in the bar chart above, the highest return for a calendar quarter was 1.33% (quarter ended September 30, 2005).

     o During the one-year period shown in the bar chart above, the lowest return for a calendar quarter was (4.33)% (March 31, 2005).

     o The calendar year-to-date return as of the most recent calendar quarter was 0.61% (quarter ended June 30, 2006).

--------------------------------------------------- -------------- -------------
          Average Annual Total Returns                  Past           Since
        Periods Ended December 31, 2005                1 Year       Inception^1
--------------------------------------------------- -------------- -------------
Tactical Preservation Fund - Investor Class
   Before taxes                                        (2.36)%        (0.45)%
   After taxes on distributions                        (2.46)%        (0.51)%
   After taxes on distributions and sale of shares     (1.53)%        (0.42)%
--------------------------------------------------- -------------- -------------
Benchmark of 60% S&P 500 Total Return Index/40%         4.05 %         6.26 %
Lehman Brothers Aggregate Bond Index^2
--------------------------------------------------- -------------- -------------
S&P 500 Total Return Index^2                            4.91 %         8.84 %
--------------------------------------------------- -------------- -------------
Lehman Brothers Aggregate Bond Index^2                  2.65 %         2.30 %
--------------------------------------------------- -------------- -------------

1.March 25, 2004 (commencement of operations of the Tactical Preservation Fund).

2.The S&P 500 Total Return Index is the Standard & Poor's  Composite Index of
  500 stocks and is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

                          PMFM MANAGED PORTFOLIO TRUST
[BAR CHART HERE]

                             Calendar Year Returns
                                 Investor Class

                                 2004 -  4.84%
                                 2005 - -5.04%


     o During the two-year period shown in the bar chart above, the highest return for a calendar quarter was 8.19% (quarter ended December 31, 2004).

     o During the two-year period shown in the bar chart above, the lowest return for a calendar quarter was (4.97)% (quarter ended March 31, 2005).

     o The calendar year-to-date return as of the most recent calendar quarter was 1.60% (quarter ended June 30, 2006).

--------------------------------------------------- -------------- -------------
          Average Annual Total Returns                  Past           Since
        Periods Ended December 31, 2005                1 Year       Inception^1
--------------------------------------------------- -------------- -------------
Managed Fund - Investor Class
   Before taxes                                         (5.04)%        1.19 %
   After taxes on distributions                         (7.45)%       (0.08)%
   After taxes on distributions and sale of shares      (3.27)%        0.29 %
--------------------------------------------------- -------------- -------------
Benchmark of 80% S&P 500 Total Return Index/20%          4.53 %       10.59 %
Lehman Brothers Aggregate Bond Index^2
--------------------------------------------------- -------------- -------------
S&P 500 Total Return Index^2                             4.91 %       12.37 %
--------------------------------------------------- -------------- -------------
Lehman Brothers Aggregate Bond Index^2                   2.65 %        3.01 %
--------------------------------------------------- -------------- -------------

   1.June 30, 2003 (commencement of operations of the Managed Fund).

   2.The S&P 500 Total Return Index is the Standard & Poor's  Composite Index of
     500 stocks and is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

                       PMFM CORE ADVANTAGE PORTFOLIO TRUST

[BAR CHART HERE]

                             Calendar Year Returns
                                 Investor Class

                                 2005 - 0.20%

     o During the one-year period shown in the bar chart above, the highest return for a calendar quarter was 2.15% (quarter ended December 31, 2005).
     o During the one-year period shown in the bar chart above, the lowest return for a calendar quarter was (4.62)% (quarter ended March 31, 2005).
     o The calendar year-to-date return as of the most recent calendar quarter was 2.41% (quarter ended June 30, 2006).

--------------------------------------------------- -------------- -------------
          Average Annual Total Returns                  Past           Since
        Periods Ended December 31, 2005                1 Year       Inception^1
--------------------------------------------------- -------------- -------------
Core Advantage Fund - Investor Class
   Before taxes                                         0.20 %        (0.16)%
   After taxes on distributions                         0.20 %        (0.16)%
   After taxes on distributions and sale of shares      0.13 %        (0.13)%
--------------------------------------------------- -------------- -------------
Benchmark of 80% S&P 500 Total Return Index/20%         4.47 %         5.88 %
Lehman Brothers Aggregate Bond Index^2
--------------------------------------------------- -------------- -------------
S&P 500 Total Return Index^2                            4.91 %         6.54 %
--------------------------------------------------- -------------- -------------
Lehman Brothers Aggregate Bond Index^2                  2.65 %         3.22 %
--------------------------------------------------- -------------- -------------

   1.January 27, 2004 (commencement of operations of the Core Advantage Fund).

   2.The S&P 500 Total Return Index is the Standard & Poor's  Composite Index of
     500 stocks and is a widely recognized unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of securities widely regarded by investors as representative of the bond market. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUNDS

The following tables describe the fees and expenses that you may pay if you buy and hold Class A shares of the Funds:

                       Shareholder Fees For Class A Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price)................. 5.75%^1
     Maximum Deferred Sales Charge (Load)
         (as a percentage of the lower of the
         amount purchased or redeemed).......................  None^2
     Redemption Fee..........................................  None

              Annual Fund Operating Expenses For Class A Shares(3)
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

                                              Tactical                   Core
                                            Preservation    Managed    Advantage
                                                Fund         Fund        Fund
                                                ----         ----        ----
Management Fees............................     1.25%        1.25%       1.25%
Distribution and/or Service (12b-1) Fees^4      0.25%        0.25%       0.25%
Other Expenses^5...........................     1.24%        0.44%       1.70%
                                                -----        -----       -----
  Total Annual Fund Operating Expenses^5...     2.74%        1.94%       3.20%
                                                =====        =====       =====
Fee Waivers and/or Expense Reimbursements..     0.24%         n/a        0.70%
                                                -----         ---        -----
Net Expenses...............................     2.50%         n/a        2.50%
                                                =====         ===        =====

^1 The initial sales charge on Class A shares is reduced for purchases of $25,000 or more and eliminated for purchases of $1,000,000 or more.

^2 A contingent deferred sales charge of 1.00% is imposed on certain Class A shares redeemed within one year of a purchase of $1 million or more. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

^3 To the extent that ETFs or other investment companies held in a Fund's portfolio of investments have fees and expenses, shareholders of that Fund will indirectly be paying a portion of these other fund's fees and expenses.

^4 The 12b-1 fee is designed to permit investors to purchase Class A shares of the Funds through broker-dealers, banks, insurance companies, and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by the Funds' administrator or transfer agent, and a portion is used to compensate them for distribution and other shareholder services. The Funds also offer another class of shares, the Investor Class, which has different fees and expenses. For more information about the Class A and Investor Class of shares, see "Distributor, Distribution of Shares, and Related Information" below.

^5 Since the Funds' Class A shares are newly organized, the "Other Expenses" and "Total Annual Fund Operating Expenses" in the table are based on expenses of the Funds' Investor Class shares for the fiscal year ending May 31, 2006. As a result, the "Other Expenses" and "Total Annual Fund Operating Expenses" may be more or less than those stated above. Additionally, the Advisor has entered into Expense Limitation Agreements with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of a Fund, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Class A shares of the Tactical Preservation Fund and the Core Advantage Fund and 1.70% of the average daily net assets of the Class A shares of the Managed Fund for the fiscal year ending May 31, 2007. As a result, "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50% for the Class A shares of the Tactical Preservation Fund and Core Advantage Fund and 1.95% for the Class A shares of the Managed Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Funds.

Example: This example shows you the expenses that you may pay over time by investing in Class A shares of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in one or more of the Funds for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem  all of your  shares at the end of those  periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following tables show you what your costs may be under the conditions listed above.

--------------------------------- ----------- ----------- ----------- ----------
           Period Invested          1 Year     3 Years     5 Years     10 Years
--------------------------------- ----------- ----------- ----------- ----------
  Tactical Preservation Fund         $814       $1,355      $1,921      $3,452
--------------------------------- ----------- ----------- ----------- ----------
  Managed Fund                       $761       $1,149      $1,562      $2,709
--------------------------------- ----------- ----------- ----------- ----------
  Core Advantage Fund                $814       $1,443      $2,095      $3,832
--------------------------------- ----------- ----------- ----------- ----------

The maximum initial sales charge is reflected in the first year after purchase.

MANAGEMENT OF THE FUNDS
-----------------------

INVESTMENT ADVISOR
------------------

The Funds' investment advisor is PMFM, Inc., 1061 Cliff Dawson Road, Watkinsville, Georgia, 30677. The Advisor serves in that capacity pursuant to investment advisory contracts with the PMFM Investment Trust ("Trust") on behalf of the Funds. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor, organized as a Georgia corporation, is controlled by Timothy Allen Chapman. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. As of May 31, 2006, the Advisor has approximately $750 million in assets under management.

Portfolio Management Team. The Funds will be managed primarily by a portfolio management team consisting of Mr. Chapman, Judson P. Doherty, and Gregory L. Morris.

Mr. Chapman is a co-founder of the Advisor and has served as its Secretary and Treasurer since 1993. In addition, Mr. Chapman serves as a member of the Board of Trustees that oversees the management and administration of the Funds. Mr. Chapman was also a co-founder of MurphyMorris Management Co. ("MurphyMorris"), an investment advisory firm and affiliate of the Advisor that managed the MurphyMorris ETF Fund, a mutual fund that merged with and into the Core Advantage Fund in June 2005. Mr. Chapman served as its Vice President. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7, and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981.

Mr. Doherty is an Executive Vice President of the Advisor and has served in that capacity since joining the Advisor in 2001. He also serves as Chief Compliance Officer and Chief Financial Officer of the Advisor. Prior to joining the Advisor, Mr. Doherty was an institutional investment consultant with Aon Consulting. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 13 years experience in the investment consulting business, with an emphasis on mutual fund evaluation.

Mr. Morris is a portfolio manager for the Advisor and has served in that capacity since joining the Advisor in November 2004. Mr. Morris was a principal of MurphyMorris and served as a Trustee, Vice President, and Treasurer of MurpyMorris Investment Trust. In addition, Mr. Morris has served as a consultant to StockCharts.com, a web-based market charting service, since 2002. He was a

Captain with Delta Air Lines from 1978 until May 2004. He was the CEO of MurphyMorris, Inc., a provider of web-based market analysis tools and commentary from 1996 to 2002. Mr. Morris received his Bachelor of Science degree in Aerospace Engineering from the University of Texas in 1971. Mr. Morris also graduated from the U.S. Navy Fighter Weapons School known as Top Gun. He has over 20 years experience in the investment consulting business.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Funds' SAI.

Advisor Compensation. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each Fund's average daily net assets at the annual rate of 1.25%. During the Funds' most recent fiscal year, the Advisor waived a portion of the advisory fees for the Tactical Preservation Fund and Core Advantage Fund. Accordingly, the amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year was as follows:

                                      Fees Paid to the Investment Advisor
                 Fund                     as a Percentage of Assets
                 ----                     -------------------------
     Tactical Preservation Fund                     1.03%
     Managed Fund                                   1.25%
     Core Advantage Fund                            0.65%

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with respect to each of the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Class A shares of the Tactical Preservation Fund and Core Advantage Fund and 1.70% of the average daily net assets of the Class A shares of the Managed Fund for the fiscal year ending May 31, 2007. It is expected that each contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate each Expense Limitation Agreement at any time. The Advisor may also terminate each Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.

Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board of Trustees approving the renewal of the investment advisory contracts for the Funds is available in the Funds' Annual Report to shareholders for the fiscal year ended May 31, 2006 and, when available, in the Annual Report for the fiscal year ending May 31, 2007. You may obtain a copy of the Annual Report, without charge, upon request to the Funds.

BOARD OF TRUSTEES
-----------------

Each of the Funds is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on February 28, 2003. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds' business affairs.

ADMINISTRATOR
-------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative and fund accounting services and certain compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide services to the Funds.

TRANSFER AGENT
--------------

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in this Prospectus under the caption "Investing in the Funds," the Transfer Agent will handle your orders to purchase and redeem shares of the Funds, and will disburse dividends paid by the Funds.

DISTRIBUTOR, DISTRIBUTION OF SHARES, AND RELATED INFORMATION
------------------------------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities. Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plans, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds' shares (this compensation is commonly referred to as "12b-1 fees").

Class A. The Distribution Plans provide that each of the Funds may pay an annual rate of up to 0.25% of its average daily net assets attributable to its Class A shares. The 0.25% fee for the Class A shares is a service fee. Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are intended for purchase by persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services. The Distributor, as paying agent for the Funds, pays all or a portion of the distribution and service fees to the broker-dealers, banks and insurance companies that make Class A shares available to compensate them for these services. The Distributor may also retain a portion of the fees.

Multiple Share Classes. The shares offered by this Prospectus are Class A shares and are offered through institutions like broker-dealers, banks, insurance companies, and other financial intermediaries. The Funds also offer another class of shares, the Investor Class, which has lower fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for core investment advisory services. Different fees and expenses will affect performance. For additional information concerning the Investor Class shares not offered by this Prospectus, call us at 1-866-383-7636.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of their independent accountants and of their legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, including the Funds, on a basis that the Trustees deem fair and equitable, which may be on a basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUNDS
----------------------

MINIMUM INVESTMENT
------------------

Class A shares are sold subject to a maximum sales charge of 5.75%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares of the Funds. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Funds may, at the Advisor's sole discretion, accept accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of Class A shares of the Funds is the net asset value per share plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

------------------------------------ --------------- -------------- ----------------------
                                                      Sales Charge     Dealer Discounts
                                      Sales Charge    As % of Net       and Brokerage
       Amount of  Transaction         As % of Public    Amount       Commisisons As % of
      At Public Offering Price        Offering Price    Invested     Public Offering Price
------------------------------------ --------------- -------------- ----------------------
Less than $25,000                        5.75%           6.10%              5.00%
------------------------------------ --------------- -------------- ----------------------
$25,000 but less than $50,000            5.00%           5.26%              4.25%
------------------------------------ --------------- -------------- ----------------------
$50,000 but less than $100,000           4.50%           4.71%              3.75%
------------------------------------ --------------- -------------- ----------------------
$100,000 but less than $250,000          3.50%           3.63%              2.75%
------------------------------------ --------------- -------------- ----------------------
$250,000 but less than $500,000          2.50%           2.56%              2.00%
------------------------------------ --------------- -------------- ----------------------
$500,000 but less than $750,000          2.00%           2.04%              1.60%
------------------------------------ --------------- -------------- ----------------------
$750,000 but less than $1,000,000        1.50%           1.52%              1.20%
------------------------------------ --------------- -------------- ----------------------
$1,000,000 or more*                       None           None               None
------------------------------------ --------------- -------------- ----------------------

* A contingent deferred sales charge of 1.00% is imposed on certain shares redeemed within one year of a purchase of $1 million or more. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended. The
Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges. Consistent with the policies of this Prospectus, certain investments may be combined for purposes of purchasing Class A shares with a lower sales charge.

     o Aggregating Accounts. Investors and members of the same family may aggregate investments in Class A shares held in all accounts (e.g., non-retirement and retirement accounts) at the Funds and/or with financial intermediaries in order to obtain a reduced sales charge.

     o Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of Class A shares of any of the Funds. This privilege may be modified or eliminated at any time by the Trust without notice.

     o Rights of Accumulation. The sales charge applicable to a purchase of Class A shares by an investor is determined by adding the purchase price of the shares to be purchased, including any concurrent purchases as described above, to the aggregate value of Class A shares of the Funds previously purchased and then owned, provided the Distributor is notified by the investor or his/her broker-dealer each time a purchase is made which would so qualify. For example, an investor who is purchasing Class A shares with an aggregate value of $50,000 and who currently owns Class A shares of the Funds with an aggregate value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment.

     o Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the "Letter of Intent" section of the Fund Shares Application. Information about the "Letter of Intent" procedures, including its terms, is contained in the SAI and on the Fund Shares Application.

     o Group Plans. Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members, or participants. Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Funds, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge. An investor may be required to provide the Funds, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Funds eligible to be aggregated that are in all accounts held at the Funds by the investor; (ii) information or records regarding shares of the Funds eligible to be aggregated that are in accounts held at broker-dealers by the investor; and (iii) information or records regarding shares of the Funds eligible to be aggregated that are in accounts held at the Funds or at any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups. See the SAI for additional information on reduced sales charges.

Waived Sales Charges. Under certain conditions, Class A shares of the Funds may be purchased without a front-end sales charge. These conditions may include purchases made through or by the following:

     o Employee benefit plans having more than 25 eligible employees or a minimum of $250,000.

     o Employees of dealers that are members of the National Association of Securities Dealers, Inc. (NASD), members of their immediate families, and their employee benefit plans.

     o Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees.

     o Participants in "no transaction fee" programs of discount brokerages that maintain an omnibus account with the Funds.

     o Individuals investing distributions from tax-deferred savings and retirement plans.

     o Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been charged (proof of the redemption date may be required).

The Advisor may also waive applicable front-end or contingent deferred sales charges under certain other conditions. Please contact the Advisor or the Distributor to determine eligibility for waived sales charges.

Additional Information About Sales Charges. Information regarding the Funds' sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Funds' website since the Funds' website contains limited information. Further information is available by calling the Fund at 1-866-383-PMFM (1-866-383-7636).Determining the Funds' Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of a Fund's net asset value after an order is received, subject to the order being accepted by the Fund in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. Each Fund's net asset value per share for each class of shares is calculated by dividing the value of the particular Fund's total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the particular Fund. The Funds' net asset value per share of each class of shares is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of each Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalization, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds' policies regarding fair value pricing are intended to result in a calculation of the Funds' net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The Trustees monitor and evaluate the Funds' use of fair value pricing, and periodically review the results of any fair valuation under the Funds' policies.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for each particular Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Funds' shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

PURCHASING SHARES
-----------------

The Funds have authorized one or more brokers to accept purchase and redemption orders on their behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Funds. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Fund in good form. The orders will be priced at the next calculation of the particular Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payments for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler's checks will not be accepted by the Funds. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled and the prospective investor will also be responsible for any losses or expenses incurred by the Funds, Administrator, or Transfer Agent or in connection therewith. Each Fund will charge a $35 fee and may redeem shares of that Fund already owned by the purchaser or another identically registered account to recover any such losses due to a returned check. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund in which you wish to invest and mail to:

             PMFM Funds
             Class A
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636) for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250 ($100 for those participating in an automatic investment plan, as detailed below). Before adding funds by bank wire, please call the Funds at 1-866-383-PMFM (1-866-383-7636) for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Exchange Feature. You may exchange shares of any of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of the same class of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trust reserves the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds' share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information. If after opening the investor's account, the Funds are unable to verify the investor's identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Funds close an investor's account because the Funds were unable to verify the investor's identity, the Funds will value the account in accordance with the Funds' next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING SHARES
----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             PMFM Funds
             Class A
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Fund, class of shares, shareholder's name, account number, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while determining whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

     (1)  Name of Fund and class of shares;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the applicable Fund. See "Signature Guarantees" below.

The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-866-383-PMFM (1-866-383-7636). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Funds follow reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the particular Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Minimum Account Size. The Trusts reserves the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Funds reserve the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the opinion of the Trustees, a large redemption request may cause harm to the particular Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular Fund. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing that particular Fund's net asset value per share.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for: (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. Each Fund reserves the right to: (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend the offering of shares at any time.

FREQUENT PURCHASES AND REDEMPTIONS
----------------------------------

Frequent purchases and redemptions ("Frequent Trading") of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds' portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds' portfolio securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds. Under the Funds' policy, the Advisor has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Advisor believes the investor has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders. To assist the Advisor in identifying possible Frequent Trading patterns, the Transfer Agent provides a daily record of each Fund's shareholder trades to the Advisor. The Transfer Agent also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.

Under the Funds' policy regarding Frequent Trading, the Funds intend to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $10,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction. This policy is intended to apply uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks ("Intermediary Accounts"). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange shares of a Fund without the identity of the particular shareholders being known to the Fund. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange shares of a Fund without the identity of the underlying shareholder being known to the Fund. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. The policy will not apply if the Advisor determines that a purchase and redemption pattern is not a Frequent Trading pattern intended to respond to short-term fluctuations in the securities markets, such as inadvertent errors that result in frequent purchases and redemptions. In such a case, the Advisor may choose to accept further purchase and/or exchange orders for such investor account.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES
-----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Each of the Funds will distribute most of its income and realized gains to its shareholders every year. Dividends paid by the Funds derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are paid by a Fund in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2006) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS
--------------------

Since the Funds' Class A shares are newly organized, there is no financial or performance information to be presented here. Once the information becomes available, you may request it at no charge by calling the Funds at 1-866-383-PMFM (1-866-383-7636).

ADDITIONAL INFORMATION
----------------------

Please see the back cover on how to contact the Funds and how to receive additional information regarding the Funds.

________________________________________________________________________________

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                       PMFM CORE ADVANTAGE PORTFOLIO TRUST

                                     CLASS A
________________________________________________________________________________

Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-annual Reports to shareholders. The Annual Reports include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:

             By telephone:       1-866-383-PMFM
                                 (1-866-383-7636)

             By mail:            PMFM Funds
                                 Class A
                                 c/o NC Shareholder Services
                                 116 South Franklin Street
                                 Post Office Box 4365
                                 Rocky Mount, North Carolina 27803-0365

             By e-mail:          info@nottinghamco.com

             On the Internet:    www.nottinghamco.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                  Investment Company Act file number 811-21317

                                     PART B
                                     ======

                                    FORM N-1A


                       STATEMENT OF ADDITIONAL INFORMATION


                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                       PMFM CORE ADVANTAGE PORTFOLIO TRUST


                               September 15, 2006


                              Each a series of the
                              PMFM INVESTMENT TRUST
                             1061 Cliff Dawson Road
                          Watkinsville, Georgia, 30677
                    Telephone 1-866-ETF-PMFM (1-866-383-7636)




                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES......................................................2
INVESTMENT LIMITATIONS........................................................11
PORTFOLIO TRANSACTIONS........................................................12
DESCRIPTION OF THE TRUST......................................................14
MANAGEMENT AND OTHER SERVICE PROVIDERS........................................15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...............................26
SPECIAL SHAREHOLDER SERVICES..................................................30
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................31
NET ASSET VALUE...............................................................32
ADDITIONAL TAX INFORMATION....................................................32
ADDITIONAL INFORMATION ON PERFORMANCE.........................................34
FINANCIAL STATEMENTS..........................................................38
APPENDIX A - DESCRIPTION OF RATINGS...........................................39
APPENDIX B - PROXY VOTING POLICIES............................................43


This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses, dated the same date as this SAI, for the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust, and the PMFM Core Advantage Portfolio Trust (each a "Fund" and collectively, "Funds") relating to the Funds' Investor Class and Class A shares. Both the Prospectus for Investor Class shares and the Prospectus for the Class A shares (individually a "Prospectus" and collectively, "Prospectuses") incorporate this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectuses and Annual Reports for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The PMFM Investment Trust ("Trust") was organized on February 28, 2003 as a Delaware statutory trust and is registered as an open-end management investment company with the Securities and Exchange Commission ("SEC"). The PMFM Tactical Preservation Portfolio Trust ("Tactical Preservation Fund"), the PMFM Managed Portfolio Trust ("Managed Fund"), and the PMFM Core Advantage Portfolio Trust ("Core Advantage Fund") are non-diversified series of the Trust. Prior to September 27, 2004, the PMFM Managed Portfolio Trust was known as the "PMFM ETF Portfolio Trust." The Board of Trustees of the Trust (each a "Trustee" and collectively, "Trustees") determined that renaming the Managed Fund more accurately reflected the investment objectives and policies of the Managed Fund and provides the Managed Fund with more investment flexibility by removing the requirement that the Managed Fund invest at least 80% of it assets in Exchange Traded Funds ("ETFs"). Prior to October 26, 2004, the PMFM Tactical Preservation Portfolio Trust was known as the "PMFM Moderate Portfolio Trust." The Trustees determined that renaming the Tactical Preservation Fund more accurately reflected the investment objectives and policies of the Tactical Preservation Fund. The Core Advantage Fund is the successor by merger to the MurphyMorris ETF Fund, a former series of the MurphyMorris Investment Trust. The shareholders of the MurphyMorris ETF Fund approved the merger of the MurphyMorris ETF Fund with and into the Core Advantage Fund at a Special Meeting of Shareholders held on May 13, 2005. The closing of the merger occurred on June 1, 2005.

The following policies supplement the Funds' investment objective and policies as described in the Prospectuses for the Funds. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Funds may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds' investment program will be successful. Investors should carefully review the descriptions of the Funds' investments and their risks described in this SAI and the Prospectuses.

EXCHANGE TRADED FUNDS AND INVESTMENTS IN OTHER INVESTMENT COMPANIES.

Exchange Traded Funds. As noted in the Prospectuses, the Funds will invest primarily in ETFs and cash or cash equivalent positions. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Funds intend to be short-term investors in ETFs, but do not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Funds' investment advisor, PMFM, Inc. ("Advisor"), believes it is in a particular Fund's interest to do so. The Funds' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income ETFs. There are risks associated with the potential investment of the Funds' assets in fixed income ETFs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk as described below:

     o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an ETF's portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF's shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

     o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of ETFs, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the particular ETF's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular ETF is then holding a significant portion of its assets in fixed income securities with long-term maturities.

          In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

     o Maturity Risk. Maturity risk is another factor that can affect the value of a particular ETF's debt holdings. Certain ETFs may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

     o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

Other Investment Companies. As noted in the Prospectuses, each Fund is a "fund of funds." The term "fund of funds" is typically used to describe investment companies, such as the Funds, whose principal investment strategy involves investing in other investment companies. Under the 1940 Act, a Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock ("3% Limitation"). Accordingly, each Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and
(ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, including the Funds, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Funds") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Funds have entered into such an agreement with iShares so that each Fund will be permitted to invest in iShares Funds in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent a Fund from allocating its investments in the manner that the Advisor considers optimal, or cause the Advisor to select a similar index or sector-based mutual fund or other investment company ("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets") as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. The Funds' investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Funds rely upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Funds must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs, Other Investment Companies and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF, Other Investment Companies or other investment company shares held by the Funds, the Funds intend to vote such shares in the same proportion as the vote of all other holders of such securities.

EQUITY SECURITIES. The Funds may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Funds' investment in shares of ETFs. The equity portion of a Fund's portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of each Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

FOREIGN SECURITIES. The Funds may invest directly or indirectly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Funds may also invest in foreign currency-denominated fixed-income securities. As noted in the Prospectuses, investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, and transaction costs of foreign currency conversions.

American Deposition Receipts ("ADRs") provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

CONVERTIBLE SECURITIES. In addition to common and preferred stocks, the Funds may invest directly or indirectly in securities convertible into common stock if, for example, the Advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Funds include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Funds; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. A Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

REAL ESTATE SECURITIES. The Funds will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Funds may also invest in readily marketable  interests  in real estate  investment  trusts  ("REITs").  REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

CORPORATE AND MUNICIPAL DEBT SECURITIES. The Funds may invest directly and indirectly in fixed income investments, including corporate, municipal, or other government debt securities. Corporate and municipal debt obligations purchased by the Funds may be any credit quality, maturity or yield. Accordingly, the Funds' debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch Investors Service, Inc. ("Fitch"), or, if not rated, of equivalent quality in the Advisor's opinion). In addition, the Funds' debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by

Moody's or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P, and Fitch are contained in this SAI. While the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

MONEY MARKET INSTRUMENTS. Each Fund may invest directly and indirectly in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P, or Fitch or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

U.S. GOVERNMENT  SECURITIES.  The Funds may invest a portion of the portfolio in
U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association ("GNMA"), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g.
GNMA), others are not. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Funds' shares.

ZERO COUPON SECURITIES. The Funds may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Funds engage will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.

REVERSE REPURCHASE AGREEMENTS. The Funds may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ILLIQUID INVESTMENTS. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of a Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within their limitations on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

FUNDING AGREEMENTS. Within the limitations on investments in illiquid securities, the Funds may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

OPTIONS. The Funds may purchase and write put and call options on securities. A Fund may write a put or call option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Funds will usually be liquidated in this manner, the Funds may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Funds may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Funds will write options only on futures contracts that are "covered." A Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. A Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging a Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging a Fund's portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Advisor applies a hedge in a Fund's portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In general, the Funds will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations); or
(ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets.

In instances involving the purchase of futures contracts or the writing of put options thereon by a Fund, the Fund will deposit in a segregated account with its custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts or options written (less any related margin deposits), to the extent that such deposits are required under the 1940 Act.

FORWARD COMMITMENT & WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued basis or for settlement at a future date if the particular Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Funds may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case, the Funds could incur a short-term gain or loss.

SHORT SALES OF SECURITIES. The Funds may make short sales, which are transactions in which the particular Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

In addition, the Funds may make short sales "against the box" i.e., when a Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under "Fundamental Restrictions" below, the Funds do not invest directly in commodities. However, the Funds may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, a Fund may invest in companies who business is related to mining of precious or other metals (e.g. gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the valve of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33% of that particular Fund's total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities, or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

INVESTMENTS IN SWAPS AND OTHER CREDIT DERIVATIVES. The Funds may invest in swaps and other credit derivatives such as credit default swaps ("CDSs"). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which Funds invest. As a result, the Funds' ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, the Funds will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, a Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. A Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, a Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund's ability to "work-out" effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose a Fund to counterparty risk. In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When a Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when a Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event. To the extent the Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund's return may be adversely affected.

To the extent a CDS requires a Fund to settle physically the defaulted reference obligation, the Fund may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Fund's exposure to credit risk with respect to the CDS increases. Finally, to the extent that a Fund's swap positions are leveraged, any Fund losses will be magnified.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively). The Funds' positions in CDSs are also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Funds may also invest in certificates which represent an undivided interest in a pool of high yield debt securities ("Underlying Securities"). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. A Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the
Underlying Securities. Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. The Fund's ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Fund's yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Funds' investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

A Fund's ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet their obligations to the Fund. The Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

LACK OF DIVERSIFICATION. Each of the Funds is a non-diversified fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the fund's total assets invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets; and (ii) not more than 25% of the value of its total assets invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Funds' investment restrictions (see description below under "Investment Restrictions"), the Funds may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of the Funds' investments exposes the Funds to additional risks, and greater potential for significant share price fluctuation. A Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

TEMPORARY DEFENSIVE POSITIONS. As part of each Fund's principal investment strategy, each may invest in Cash Positions with up to 100% of its portfolio. In addition, each Fund may, from time to time, take temporary defensive positions that are inconsistent with that Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, each Fund may also hold up to 100% of its portfolio in Cash Positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

BORROWING. The Funds may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, a Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event a Fund should ever borrow money under these conditions, such borrowing could increase the Fund's costs and thus reduce the value of the Fund's assets.


                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of a particular Fund with respect to that Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, each of the Funds may not:

(1)  Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); and

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, each of the Funds may not:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). For purposes of this limitation, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin;

(2) Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; and

(6) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. The Advisor shall manage each Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and each Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers - Investment Advisor." The Advisor serves as investment advisor for a number of client accounts, including each Fund.

Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Advisor's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Advisor may not give consideration to sales of shares of a Fund as a factor in selecting brokers to execution of portfolio transactions. The Advisor may, however, place portfolio transactions with brokers that promote or sell a Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is consistent with the Advisor's obligation to obtain best execution and not on the broker's sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds. Although such information may be a useful supplement to the Advisor's own investment information in rendering services to a Fund, the value of such research and services is not expected to materially reduce the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

A Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

For the fiscal year ended May 31, 2006, the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund paid brokerage commissions of $24,026, $399,609, and $44,683, respectively; none of which were paid to the Distributor. For the fiscal year ended May 31, 2005, the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund paid brokerage commissions of $37,844, $403,689, and $76,948, respectively; none of which were paid to the Distributor. For the fiscal year ended May 31, 2004, the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund paid brokerage commissions of $3,840, $516,318, and $35,904, respectively; none of which were paid to the Distributor. The increases in brokerage commission for the Tactical Preservation Fund and Core Advantage Fund for the fiscal years ended May 31, 2005 and 2006 from the fiscal year ended May 31, 2004 was primarily due to an increased number of portfolio transactions due to market conditions.

Aggregated Trades. While investment decisions for each of the Funds are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as each of the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made as part of an aggregated trade, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the participating Fund(s) and other participating investment companies or accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover. The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of a Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates. The increased portfolio turnover rates of the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund during the fiscal year ended May 31, 2005 were due to increased portfolio trading by those Funds primarily as a result of market conditions.


                            DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on February 28, 2003, is an open-end management investment company. The Trust's Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of three Funds. Additional series and/or classes may be created from time to time. The shares of each Fund have been divided into two classes which are described in separate prospectuses: Investor Class and Class A. The number of shares in the Trust shall be unlimited. When issued for payment as described in each of the Prospectuses and this SAI, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.
Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including each Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multi-class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire; and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Funds.

TRUSTEES AND OFFICERS. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each Trustee and Officer of the Trust, unless otherwise indicated, is 1061 Cliff Dawson Road, Watkinsville, Georgia, 30677.

-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                           Position(s)  Length of                                             Complex
      Name, Age and         held with   Time               Principal Occupation(s)          Overseen by     Other Directorships
         Address           Fund/Trust     Served             During Past 5 Years              Trustee         Held by Trustee
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
                                                      INDEPENDENT TRUSTEES
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
James M. Baker (54)        Trustee      Since       Mr.  Baker has been the  President of        3        Mr.  Baker  serves as a
                                        6/2003      Baker & Lassiter,  Inc.  (real estate                 director  of  Community
                                                    development  and  management)   since                 Capital     Bank,     a
                                                    1993.                                                 closely    held   state
                                                                                                          chartered bank.
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
Norman A. McLean (52)      Trustee      Since       Mr.  McLean has been the  Director of        3                 None
                                        6/2003      Marketing/Public  Relations  for  St.
                                                    Mary's  Health  Care  System  (health
                                                    care)  since  September,   2005.  Mr.
                                                    McLean   previously   was   Associate
                                                    Athletic  Director for  Marketing and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA") from July,  1981 until July,
                                                    2004.
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
                                                       INTERESTED TRUSTEE*
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman (45)    Trustee,     Since       Mr.  Chapman has been the  Secretary,        3                 None
                           Chairman,    6/2006      Treasurer,  and a  portfolio  manager
                           Treasurer                of  the   Advisor   since   February,
                           (Principal               1993.  Mr.  Chapman has also been the
                           Financial                President of Financial Toolbox,  Inc.
                           Officer)                 (website   publishing   firm)   since
                                                    2000.
----------------------------------------------------------------------------------------------------------------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.
----------------------------------------------------------------------------------------------------------------------------------
                                                         OTHER OFFICERS
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
Judson P. Doherty (37)     President    President   Mr.   Doherty   has  been  the  Chief       n/a                 n/a
                           (Principal   since       Financial   Officer  of  the  Advisor
                           Executive    6/2006;     since  December,  2000, and the Chief
                           Officer),    Chief       Compliance  Officer  of  the  Advisor
                           Chief        Compliance  since  October,  2004.  He is  also a
                           Compliance   Officer     member   of  the   Fund's   portfolio
                           Officer      since       management    team.    Mr.    Doherty
                                        10/2004     previously was an investment
                                                    consultant      with     Aon
                                                    Consulting  from June,  1999
                                                    until December, 2000.
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------

                                                    15

-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
Tracey    L.    Hendricks  Assistant    Since       Ms.    Hendricks    has    been   the       n/a                 n/a
(38)**                     Secretary,   11/2004     Vice-President      of      Financial
The Nottingham Company     Assistant                Reporting,  Tax,  Internal  Audit and
116 South Franklin Street  Treasurer                Compliance of The Nottingham  Company
Post Office Box 69                                  (the  Funds'   administrator)   since
Rocky Mount, NC  27802                              2004.  Ms.  Hendricks  previously was
                                                    Vice  President  of Special  Projects
                                                    of The Nottingham Company.
-------------------------- ------------ ----------- -------------------------------------- -------------- ------------------------
Julian G. Winters (37)**   Secretary    Since       Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company                  11/2004     President        of        Compliance
116 South Franklin Street                           Administration   at  The   Nottingham
Post Office Box 69                                  Company since 1998.
Rocky Mount, NC  27802
----------------------------------------------------------------------------------------------------------------------------------
** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
----------------------------------------------------------------------------------------------------------------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust's qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met four times during the Funds' last fiscal year

     Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet during the Funds' last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the particular Fund's shareholders, on the one hand, and those of the Advisor, principal underwriter or an affiliated person of the Funds, the Advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust's Proxy Voting Policy and recommend any changes to the Trustees as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which a Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee meets only as necessary and did not meet during the Funds' last fiscal year.

     Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of equity securities of each of the Funds beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2005 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

------------------------- -------------------------- ------------- ---------------------------
                                                                     Aggregate Dollar Range of
                                                        Dollar        Equity Securities in All
                                                       Range of     Funds Overseen or to be
                                                        Equity       Overseen by Trustee in
                                                      Securities      Family of Investment
     Name of Trustee                 Funds            in the Fund           Companies*
------------------------- -------------------------- ------------- ---------------------------
                              INDEPENDENT TRUSTEES
------------------------- -------------------------- ------------- ---------------------------
James M. Baker            Tactical Preservation           B
                          Fund
------------------------- -------------------------- ------------- ---------------------------
                          Managed Fund                    B
------------------------- -------------------------- ------------- ---------------------------
                          Core Advantage Fund             B
------------------------- -------------------------- ------------- ---------------------------
                                                                               B
------------------------- -------------------------- ------------- ---------------------------
Norman A. McLean          Tactical Preservation           B
                          Fund
------------------------- -------------------------- ------------- ---------------------------
                          Managed Fund                    C
------------------------- -------------------------- ------------- ---------------------------
                          Core Advantage Fund             B
------------------------- -------------------------- ------------- ---------------------------
                                                                               C
----------------------------------------------------------------------------------------------
                               INTERESTED TRUSTEE
------------------------- -------------------------- ------------- ---------------------------
Timothy A. Chapman        Tactical Preservation           B
                          Fund
------------------------- -------------------------- ------------- ---------------------------
                          Managed Fund                    E
------------------------- -------------------------- ------------- ---------------------------
                          Core Advantage Fund             A
------------------------- -------------------------- ------------- ---------------------------
                                                                               E
------------------------- -------------------------- ------------- ---------------------------

*Family of Investment Companies for the PMFM Investment Trust (includes the PMFM Tactical Opportunities Portfolio Trust, a former series of the Trust that discontinued operations on September 15, 2006).

Ownership In Fund Affiliates. None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Funds' distributor or any affiliate of the Advisor or distributor.

Compensation. Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Chief Compliance Officer receives compensation from the Trust pursuant to terms approved by the Trustees. Trustees that are not interested persons of the Trust receive $500 per Fund per meeting attended in person and $200 per Fund per meeting attended by telephone. Half of the fees received by such Trustees will be invested in shares of the particular Fund on the date they are received. The Trust reimburses each Trustee and Officer of the Trust for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended May 31, 2006.

------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                            Aggregate Compensation     Pension or Retirement     Estimated Annual      Total Compensation From
                                From Each of           Benefits Accrued As        Benefits Upon            Fund and Fund
    Name of Trustee*              the Funds            Part of Fund Expenses        Retirement        Complex Paid to Trustees**
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                     INDEPENDENT TRUSTEES
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
James M. Baker                      $900                      None                    None                     $3,600
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Norman A. McLean                   $1,100                     None                    None                     $4,400
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                      INTERESTED TRUSTEE
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Timothy A. Chapman                  None                      None                    None                      None
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------

* Each of the Trustees  serves as a Trustee to the three Funds of the Trust.

**Includes compensation from the PMFM Tactical Opportunities Portfolio Trust, a former series of the Trust that discontinued operations on September 15, 2006.

CODES OF ETHICS. The Trust and the Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to a code). The code permits employees and officers of the Trust and the Advisor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds' service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.

PROXY VOTING POLICIES. To the extent that the Funds invests in equity securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

No later than August 31 of each year, each Fund files Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. Each Fund's proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-866-383-7636. This information is also available on the SEC's website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF VOTING SECURITIES. As of August 1, 2006, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1%, less than 1%, and less than 1% of the then outstanding Investor Class shares of the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund, respectively, and 0%, 0%, and 0% of the then outstanding Class A shares of the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund, respectively. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of share of the Funds as indicated. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of shares of the Funds as of August 1, 2006.

                                                 TACTICAL PRESERVATION FUND

                                                    Investor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                Percent of Class
        ----------------                            --------------------                ----------------

     National Financial Services LLC                 1,331,249.558 Shares                     99.82%*
     For The Exclusive Benefit Of Our Customers
     Attn: Mutual Fund Dept
     200 Liberty Street, 5th Floor
     One World Financial Center
     New York, New York 10281

                                                       Class A Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                Percent of Class
        ----------------                            --------------------                ----------------

     None

                                       18

                                                        MANAGED FUND

                                                    Investor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                Percent of Class
        ----------------                            --------------------                ----------------

     National Financial Services LLC                 5,889,176.832 Shares                     95.63%*
     For The Exclusive Benefit Of Our Customers
     Attn: Mutual Fund Dept
     200 Liberty Street, 5th Floor
     One World Financial Center
     New York, New York 10281

                                                       Class A Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                Percent of Class
        ----------------                            --------------------                ----------------

     None

                                                     CORE ADVANTAGE FUND

                                                    Investor Class Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                Percent of Class
        ----------------                            --------------------                ----------------

     National Financial Services LLC                 1,392,723.061 Shares                     94.94%*
     For The Exclusive Benefit Of Our Customers
     Attn: Mutual Fund Dept
     200 Liberty Street, 5th Floor
     One World Financial Center
     New York, New York 10281

                                                       Class A Shares

       Name and Address of                          Amount and Nature of
        Beneficial Owner                            Beneficial Ownership                Percent of Class
        ----------------                            --------------------                ----------------

     None

* Deemed to "control" the indicated class of shares of the Fund, as defined by applicable SEC regulations. The Fund believes that such entity does not have a beneficial interest of such shares.

** Deemed to "control" the indicated class of shares of the Fund, as defined by applicable SEC regulations.

INVESTMENT ADVISOR. Information about the Advisor, PMFM, Inc., 1061 Cliff Dawson Road, Watkinsville, Georgia, 30677 and its duties and compensation as Advisor is contained in the Prospectuses. As of May 31, 2006, the Advisor has approximately $750 million in assets under management.

The Advisor supervises the Funds' investments pursuant to the Advisory Agreements. The Advisory Agreements are effective for an initial two-year period and are renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the respective Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party. The Advisory Agreements are terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the particular Fund. The Advisory Agreements provide that they will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages each Fund's investments in accordance with the stated policies of that Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A management team consisting of Timothy A. Chapman, Judson P. Doherty, and Gregory L. Morris is responsible for the day-to-day management of the Funds' portfolios.

Under the Advisory Agreements, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreements.

The Advisor will receive a monthly management fee from each Fund equal to an annual rate of 1.25% of the Funds' net assets. In addition, the Advisor and the Funds have entered into Expense Limitation Agreements under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Tactical Preservation Fund, 1.70% of the average daily net assets of the Managed Fund, and 2.25% of the average daily net assets of the Core Advantage Fund for the fiscal year ending May 31, 2007. As a result, the Funds' "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50%, 1.95%, and 2.50% for the Investor Class shares of the Tactical Preservation Fund, the Managed Fund, and the Core Advantage Fund, respectively, for the fiscal year ending May 31, 2007 and 2.50%, 1.95%, and 2.50% for the Class A shares of the Tactical Preservation Fund, the Managed Fund, and the Core Advantage Fund, respectively, for the fiscal year ending May 31, 2007, as indicated in the respective Prospectuses. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.

For the fiscal year ended May 31, 2006, the Advisor received $174,784 for services to the Tactical Preservation Fund after waiving fees in the amount of $41,002. For the fiscal year ended May 31, 2005, the Advisor received $272,101 for services to the Tactical Preservation Fund after waiving fees in the amount of $26,472. For the fiscal year ended May 31, 2004, the Advisor received $4,590 for services to the Tactical Preservation Fund after waiving fees in the amount of $36,673; in addition, the Advisor reimbursed a portion of the Fund's expenses for that fiscal year in the amount of $3,914.

For the fiscal year ended May 31, 2006, the Advisor received $1,065,410 for services to the Managed Fund. For the fiscal year ended May 31, 2005, the Advisor received $2,423,307 for services to the Managed Fund. For the fiscal year ended May 31, 2004, the Advisor received $1,694,592 for services to the Managed Fund after waiving fees in the amount of $31,589.

For the fiscal year ended May 31, 2006, the Advisor received $68,527 for services to the Core Advantage Fund after waiving fees in the amount of $50,715; in addition, the Advisor reimbursed a portion of the Fund's expenses for that fiscal year in the amount of $15,681. The Core Advantage Fund is the successor by merger to the MurphyMorris ETF Fund, a series of the MurphyMorris Investment Trust. MurphyMorris Management Co. managed the MurphyMorris ETF Fund. For the fiscal year ended May 31, 2005, MurphyMorris Management Co. received $247,757 for services to the Core Advantage Fund after waiving fees in the amount of $28,117. For the fiscal year ended May 31, 2004, MurphyMorris Management Co. received $164,926 for services to the Core Advantage Fund.

PORTFOLIO MANAGERS.

Compensation. The portfolio managers' compensation varies with the general success of the Advisor as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor's assets under management. The portfolio managers' compensation is not directly linked to the Funds' performance, though positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of the Funds' fiscal year ended May 31, 2006 and stated as one of the following ranges:
A =  None;  B =  $1-$10,000;  C =  $10,001-$50,000;  D =  $50,001-$100,000;  E =
$100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

------------------------- -------------------------- -------------------- --------------------
                                                                            Aggregate Dollar
                                                      Dollar Range of        Range of Equity
    Name of Portfolio                                  Equity Securities    Securities in All
        Manager                  Fund                     in the Fund             Funds
------------------------- -------------------------- -------------------- --------------------
Timothy A.  Chapman       Tactical Preservation               B
                          Fund
------------------------- -------------------------- -------------------- --------------------
                          Managed Fund                        E
------------------------- -------------------------- -------------------- --------------------
                          Core Advantage Fund                 A
------------------------- -------------------------- -------------------- --------------------
                                                                                   E
------------------------- -------------------------- -------------------- --------------------
Judson P. Doherty         Tactical Preservation               A
                          Fund
------------------------- -------------------------- -------------------- --------------------
                          Managed Fund                        C
------------------------- -------------------------- -------------------- --------------------
                          Core Advantage Fund                 A
------------------------- -------------------------- -------------------- --------------------
                                                                                   C
------------------------- -------------------------- -------------------- --------------------
Gregory L. Morris         Tactical Preservation               A
                          Fund
------------------------- -------------------------- -------------------- --------------------
                          Managed Fund                        E
------------------------- -------------------------- -------------------- --------------------
                          Core Advantage Fund                 C
------------------------- -------------------------- -------------------- --------------------
                                                                                   E
------------------------- -------------------------- -------------------- --------------------

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of the end of the Funds' fiscal year ended May 31, 2006.

-------------------------------- ------------------------------- ------------------------------- -------------------------------
                                     Registered Investment         Other Pooled Investment
                                          Companies                       Vehicles                  Other Accounts
                                          ---------                       --------                  --------------
          Portfolio                 Number of                       Number of                      Number of
       Management Team              Accounts        Total Assets     Accounts     Total Assets      Accounts      Total Assets
-------------------------------- --------------- --------------- --------------- --------------- --------------- ---------------
Timothy A. Chapman, Judson P.          1*          $9,862,838          0               $0            12,111       $562,281,000
Doherty, and Gregory L. Morris
-------------------------------- --------------- --------------- --------------- --------------- --------------- ---------------
 Accounts where advisory fee           0               $0              0               $0              0               $0
 is based upon account
 performance
-------------------------------- --------------- --------------- --------------- --------------- --------------- ---------------

*Includes the PMFM Tactical Opportunities Portfolio Trust, a former series of the Trust that discontinued operations on September 15, 2006.

Conflicts of Interests. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separately managed private clients and discretionary 401(k) accounts ("Other Accounts"). The Other Accounts might have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.

     Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Funds. The portfolio managers know the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Funds, or vice versa.

     Investment Opportunities: The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

ADMINISTRATOR.  The Trust has  entered  into a Fund  Accounting  and  Compliance
Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives an administration fee at the following annual rates: on the first $50 million of each Fund's net assets, 0.175%; on the next $50 million, 0.150%; on the next $50 million; 0.125%; on the next $50 million; 0.10%; and on all assets over $200 million, 0.075%, with a minimum administration fee of $2,000 per month per Fund. In addition, the Administrator receives a monthly fund accounting fee of $2,250 for the first class of shares of each Fund and $750 for each additional class of shares of each Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for each Fund. For services to the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund for the fiscal year ended May 31, 2006, the Administrator received $30,210, $140,349, and $24,000, respectively, in fund administration fees. For the same period, the Administrator received fund accounting fees of $37,726 from the Tactical Preservation Fund, $44,523 from the Managed Fund, and $27,954 from the Core Advantage Fund. For services to the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund for the fiscal year ended May 31, 2005, the Administrator received $41,800, $268,865, and $38,622, respectively, in fund administration fees. For the same period, the Administrator received fund accounting fees of $38,389 from the Tactical Preservation Fund, $55,386 from the Managed Fund, and $29,207 from the Core Advantage Fund. For services to the Tactical Preservation Fund, Managed Fund, and Core Advantage Fund for the fiscal year ended May 31, 2004, the Administrator received $6,325, $209,076, and $23,348, respectively, in fund administration fees. For the same period, the Administrator received fund accounting fees of $6,046 from the Tactical Preservation Fund, $39,309 from the Managed Fund, and $10,610 from the Core Advantage Fund. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus certain transaction costs with a minimum annual fee of $4,800 per Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator performs the following services for each Fund: (i) procure on behalf of the Trust, and coordinate with, the custodian and monitor the services it provides to the Funds; (ii) coordinate with and monitor any other third parties furnishing services to the Funds; (iii) provide the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assist or supervise the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assist or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vi) assist in the preparation of and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (ix) take such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The
Administrator also provides certain accounting and pricing services for the Funds.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. For the fiscal year ended May 31, 2006, the Transfer Agent received $27,000 from the Tactical Preservation Fund, $27,000 from the Managed Fund, and $21,000 from the Core Advantage Fund in such shareholder servicing fees. For the fiscal year ended May 31, 2005, the Transfer Agent received $27,000 from the Tactical Preservation Fund, $27,000 from the Managed Fund, and $21,000 from the Core Advantage Fund in such shareholder servicing fees. For the fiscal year ended May 31, 2004, the Transfer Agent received $4,000 from the Tactical Preservation Fund, $19,750 from the Managed Fund, and $7,226 from the Core Advantage Fund in such shareholder servicing fees.

DISTRIBUTOR. The Funds will conduct a continuous offering of their securities. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to distribution agreements ("Distribution Agreements") approved by the Trustees. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. The Distribution Agreements may be terminated by either party upon 60-days' prior written notice to the other party.

Each Fund has adopted an Amended and Restated Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for its Investor Class and Class A shares (each a "Plan" and collectively, "Plans"). See the section entitled "Management of the Fund - Distribution Plans" in the respective Prospectus for each class of shares. As required by Rule 12b-1, the Plans (together with the Distribution Agreements) were approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans and the Distribution Agreements. The Plans provide that the Trust's Distributor or Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes of such expenditures. The
Trustees will take into account the expenditures for purposes of reviewing operations under the Plans and in connection with their annual consideration of renewal of the Plans.

Potential benefits of the Plans to the Funds include improved shareholder services, savings to the Funds in transfer agency fees as a percentage of assets (unless and until a particular Fund(s) has/have a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Funds in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plans must be considered by the Trustees annually.

Under the Plans, the Funds may annually expend up to 0.25% of the average daily net assets of the Investor Class and Class A shares, respectively, to pay for any activity primarily intended to result in the sale of those shares and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Funds' average annual net asset value for each class of shares of each Fund. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to the Investor Class and Class A shares of the Funds; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Investor Class and Class A shares of the Funds; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (d) training sales personnel regarding the Investor Class and Class A shares of the Funds; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Investor Class and Class A shares. Under the Plans, the Distributor is compensated regardless of its out-of-pocket expenditures. The Funds do not participate in any joint distribution activities with other investment companies nor are the Funds aware of any interested person of the Funds or any director who is not an interested person of the Funds having any direct or indirect financial interest in the Plans or related agreements.

For the fiscal year ended May 31, 2006, the Tactical Preservation Fund incurred $42,605 for the Investor Class, the Managed Fund incurred $210,296 for the Investor Class, and the Core Advantage Fund incurred $23,848 for the Investor Class in distribution and service fees under the Plans. These amounts were substantially paid to the Distributor as reimbursement for compensation to broker-dealers for the sale of shares of the applicable class, with a portion also being paid for marketing expenses. The Funds' Class A shares are newly organized and have not yet completed a fiscal year.

CUSTODIAN. U.S. Bank, N.A., successor to Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Funds' assets. The Custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Funds held by the Custodian plus additional out of pocket and transaction expenses incurred by the Funds.

COMPLIANCE SERVICES ADMINISTRATOR. The Trust has entered into a compliance services arrangement with Nottingham Compliance Services, LLC ("NCS"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which NCS, an affiliate of the Administrator, will assist the Trust's Chief Compliance Officer in preparing and updating the Trust's compliance manual, and in monitoring and testing compliance with the policies and procedures under the Trust's compliance manual.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trustees have selected the firm of Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102-1732, to serve as the independent registered public accounting firm for each of the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds' federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

Such firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Funds.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Prospectuses for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemption in the Prospectuses:

PURCHASES. Shares of the Funds will be offered and sold on a continuous basis. The purchase price of shares of the Funds is the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form. Net Asset Value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under "Net Asset Value" below. The Funds' net asset value is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed as of that time on the next business day.

Each of the Funds reserves the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of that Fund and its shareholders; and (iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Sales Charges. The public offering price of Class A shares of the Funds equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as described in the table below. No front-end sales charge is imposed with respect to the Investor Class shares of the Funds.

----------------------------------------- ----------------------- ----------------------- --------------------------------
                                              Sales Charge             Sales Charge            Dealer Discounts and
      Amount of Transaction                  As % of Public            As % of Net            Brokerage Commissions
     At Public Offering Price                Offering Price           Amount Invested      As % of Public Offering Price
----------------------------------------- ----------------------- ----------------------- --------------------------------
Less than $25,000                                 5.75%                   6.10%                        5.00%
----------------------------------------- ----------------------- ----------------------- --------------------------------
$25,000 but less than $50,000                     5.00%                   5.26%                        4.25%
----------------------------------------- ----------------------- ----------------------- --------------------------------
$50,000 but less than $100,000                    4.50%                   4.71%                        3.75%
----------------------------------------- ----------------------- ----------------------- --------------------------------
$100,000 but less than $250,000                   3.50%                   3.63%                        2.75%
----------------------------------------- ----------------------- ----------------------- --------------------------------
$250,000 but less than $500,000                   2.50%                   2.56%                        2.00%
----------------------------------------- ----------------------- ----------------------- --------------------------------
$500,000 but less than $750,000                   2.00%                   2.04%                        1.60%
----------------------------------------- ----------------------- ----------------------- --------------------------------
$750,000 but less than $1,000,000                 1.50%                   1.52%                        1.20%
----------------------------------------- ----------------------- ----------------------- --------------------------------
$1,000,000 or more*                                None                    None                        None
----------------------------------------- ----------------------- ----------------------- --------------------------------

* A contingent deferred sales charge of 1.00% is imposed on certain shares redeemed within one year of a purchase of $1 million or more.

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

Dealers. The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Funds. Compensation may include financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Funds or its shareholders.

Reduced Sales Charges.

Purchases by Related Parties. Reductions in front-end sales charges apply to purchases by a single "person," including an individual, members of a family unit consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Concurrent Purchases. For purposes of qualifying for a lower front-end sales charge for Class A shares, investors have the privilege of combining concurrent purchases of the Class A shares of any of the Funds, as well as shares of any future series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge. For example, if a shareholder concurrently purchases Class A shares of the Managed Fund at the total public offering price of $50,000 and purchases Class A shares of the Core Advantage Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Class A shares of the Funds at the public offering price applicable to the total of (a) the total public offering price of the Class A shares of the Fund then being purchased, including any concurrent purchases as described above, plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of Class A shares of the Funds and shares of all other series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge for Class A shares by executing a letter of intent. A letter of intent allows an investor to purchase Class A shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of Class A shares of the Funds and shares of all other series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Funds to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Funds are authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Funds whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application for the Class A shares, or is otherwise available from the Funds. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Within 90 days after a redemption of Class A shares of a Fund, investors may reinvest the proceeds from the redemption, without a sales charge, in either Class A shares of the Funds or shares of other series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge. If the shares of the Fund or other series to be acquired are sold with a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the Fund or other series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Groups. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Funds at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director, or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value. To encourage investment in the Funds, the Funds may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Funds, the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase Class A shares at net asset value, without a sales charge, if the investment advisor or financial planner has made arrangements to permit them to do so with the Funds or the Distributor. The public offering price of Class A shares of the Funds may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are normally not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

REDEMPTIONS. The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds. No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds.

INVOLUNTARY REDEMPTIONS. In addition to the situations described in the Prospectuses under "Redeeming Shares," each of the Funds may redeem shares involuntarily to reimburse the particular Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time, or to close a shareholder's account if a Fund is unable to verify the shareholder's identity. Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in a Fund valued at more than $1,000 may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") for that particular class of shares of the Fund. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, which are available by calling the Funds. If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares - Signature Guarantees" in the Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by a Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-866-ETF-PMFM (1-866-383-7636) or by writing to:

                                   PMFM Funds
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

OTHER INFORMATION. If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of that Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon written notice to the shareholders.

                          SPECIAL SHAREHOLDER SERVICES

The Funds offers the following special shareholder services:

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown above. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the heading "Redeeming Shares - Signature Guarantees" in the Prospectuses); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

EMPLOYEES AND AFFILIATES OF THE FUND. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, the Funds may accept Investor Class accounts with less than the minimum investment from Trustees, officers, and employees of the Funds; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.

DEALERS. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Funds. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Notwithstanding the foregoing, dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid directly by the Funds or their shareholders although the Distributor may use a portion of the payment it receives under the Plans to pay these expenses.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest. Under the Funds' policy, the Funds and Advisor generally will not disclose the Funds' portfolio holdings to a third party unless such information is made available to the public. The policy provides that the Funds and Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Funds will make available to the public a complete schedule of the Funds' portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund's fiscal quarter end and will remain available until the next fiscal quarter's portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-866-383-7636. The Funds will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Funds' Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Funds and/or Advisor may, from time to time, provide additional portfolio holdings information, including lists of the five largest holdings as of the end of each calendar quarter and the complete daily portfolio holdings on a two-week delay. The Funds will generally make this information available to the public on their website at http://www.pmfmfunds.com. The five largest holdings information is generally posted to the website within thirty days of the end of the calendar quarter and such information will remain available until new information for the next calendar quarter is posted. The complete daily portfolio holdings information is generally posted by noon Eastern Time and remains available for at least six months. The Funds may also send a portion or all of this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on the Funds' website.

The officers of the Funds and/or Advisor may share non-public portfolio holdings information with the Funds' service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds' fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, and legal counsel as identified in the Funds' Prospectuses and SAI, and V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc., financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents. The Funds and/or Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds' service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Funds currently do not provide non-public portfolio holdings information to any other third parties. In the future, the Funds may elect to disclose such information to other third parties if the officers of the Funds and/or Advisor determine that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund's portfolio holdings information.

The Funds' policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Advisor and Administrator are required to report to the Trustees any known disclosure of the Funds' portfolio holdings to unauthorized third parties. The Funds have not entered (and do not currently intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Funds ratings and rankings.


                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Funds is normally determined at the time regular trading closes on the NYSE (currently 4:00 p.m., Eastern Time, Monday through Friday, except when the NYSE closes earlier). The Funds' net asset value per share is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value per share of the Funds will not be calculated.

In computing the net asset value for a class of shares of the Funds, all class-specific liabilities incurred or accrued are deducted from the net assets of that class. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result is the net asset value per share of that class.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Funds are valued as follows:

     o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

     o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

     o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

     o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximate market value.

     o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds are conclusive.

In valuing the Funds' total assets, portfolio securities are generally valued at their market value. Instruments with maturities of 60 days or less are valued at amortized costs, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The  following  summarizes  certain  additional  tax  considerations   generally
affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each of the Funds, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities, or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of a Fund's total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Funds designate a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Funds, will designate: (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gains dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gains dividends received with respect to the shares.

If a Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gains net income (excess of capital gains over capital losses). Each series of the Trust, including the Funds, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gains net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2006) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Funds may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Funds refers to the average annual compounded rate of return over the stated period for a particular class of shares of a Fund that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, or ten year periods or for the life of the Fund if it has not been in existence for any such periods, and such other periods as may be required under applicable law or regulations. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of
                $1,000,  after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on  distributions  and redemptions)
         n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Funds' performance for any specified period in the future.

The average annual total returns before taxes on distributions of the Tactical Preservation Fund Investor Class for the fiscal year ended May 31, 2006 and the period since March 25, 2004, date of commencement of operations of the Fund, through May 31, 2006 were 2.47% and (0.18)%, respectively. The cumulative total return before taxes on distributions of the Tactical Preservation Fund Investor Class since March 25, 2004 through May 31, 2006 was (0.40)%. The average annual total returns after taxes on distributions of the Tactical Preservation Fund Investor Class for the fiscal year ended May 31, 2006 and the period since March 25, 2004 through May 31, 2006 were 2.36% and (0.23)%, respectively. The cumulative total return after taxes on distributions of the Tactical Preservation Fund Investor Class since March 25, 2004 through May 31, 2006 was (0.50)%. The average annual total returns after taxes on distributions and sale of shares of the Tactical Preservation Fund Investor Class for the fiscal year ended May 31, 2006 and the period since March 25, 2004 through May 31, 2006 were 1.61% and (0.18)%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Tactical Preservation Fund Investor Class since March 25, 2004 through May 31, 2006 was (0.40)%.

The average annual total returns before taxes on distributions of the Managed Fund Investor Class for the fiscal year ended May 31, 2006 and the period since June 30, 2003, date of commencement of operations of the Fund, through May 31, 2006 were 0.62% and 1.50%, respectively. The cumulative total return before taxes on distributions of the Managed Fund Investor Class since June 30, 2003 through May 31, 2006 was 4.45%. The average annual total returns after taxes on distributions of the Managed Fund Investor Class for the fiscal year ended May 31, 2006 and the period since June 30, 2003 through May 31, 2006 were (1.87)% and 0.40%, respectively. The cumulative total return after taxes on distributions of the Managed Fund Investor Class since June 30, 2003 through May 31, 2006 was 1.17%. The average annual total returns after taxes on distributions and sale of shares of the Managed Fund Investor Class for the fiscal year ended May 31, 2006 and the period since June 30, 2003 through May 31, 2006 were 0.39% and 0.65%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Managed Fund Investor Class since June 30, 2003 through May 31, 2006 was 1.90%.

The Core Advantage Fund is the successor by merger to the MurphyMorris ETF Fund. The average annual total returns before taxes on distributions of the Core Advantage Fund Investor Class for the fiscal year ended May 31, 2006 and the period since January 27, 2004, date of commencement of operations of the MurphyMorris ETF Fund, through May 31, 2006 were 7.02% and 0.89%, respectively. The cumulative total return before taxes on distributions of the Core Advantage Fund Investor Class since January 27, 2004 through May 31, 2006 was 2.10%. The average annual total returns after taxes on distributions of the Core Advantage Fund Investor Class for the fiscal year ended May 31, 2006 and the period since January 27, 2004 through May 31, 2006 were 7.02% and 0.89%, respectively. The cumulative total return after taxes on distributions of the Core Advantage Fund Investor Class since January 27, 2004 through May 31, 2006 was 2.10%. The average annual total returns after taxes on distributions and sale of shares of the Core Advantage Fund Investor Class for the fiscal year ended May 31, 2006 and the period since January 27, 2004 through May 31, 2006 were 4.57% and 0.76%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Core Advantage Fund Investor Class since January 27, 2004 through May 31, 2006 was 1.79%.

Since the Funds' Class A shares are newly organized, there are no average annual total returns or cumulative total returns to report for those classes.

The Funds' performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Funds may compare their performance to the S&P 500 Total Return Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets; with the Lehman Brothers Aggregate Bond Index, which is generally considered to be representative of the performance of an unmanaged group of bond securities that are publicly traded in the United States securities markets; and/or a blend of those two indices. The Funds may also measure their performance against one or more appropriate Lipper Equity Indexes, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Funds may also occasionally cite statistics to reflect its volatility and risk. The Funds may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Funds may also compare their performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance the Funds will experience the same results. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Funds' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Funds may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Funds may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended May 31, 2006, including the financial highlights appearing in the Annual Report to shareholders, for the Funds are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Funds may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR'S(R) RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY'S INVESTOR SERVICE, INC. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Adviser:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody's are not considered "Investment-Grade Debt Securities" by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term  rating  of  the  issuer,  its  guarantor,   or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. It is assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. It indicates very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating. BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC, and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, DD, and D indicate a default has occurred.

Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term securities rated B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC," nor to short-term ratings other than "F1." The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and

     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                              PMFM INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY

I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that each series of shares of the PMFM Investment Trust ("Trust") listed on Exhibit A, attached hereto, (individually a "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC
     Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that PMFM, Inc. ("Advisor"), as the Funds' investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

     (1)  to make the proxy voting decisions for each Fund; and

     (2) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, shall approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board shall also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by the Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholder (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

     Beginning with a Fund's annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund disclosed this Policy, or a description of the policies and procedures of this Policy, to its shareholders. Each Fund will notify its shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

     In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

     Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

     (1)  The name of the issuer of the portfolio security;
     (2) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
     (3) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
     (4)  The shareholder meeting date;
     (5)  A brief identification of the matter voted on;
     (6)  Whether the matter was proposed by the issuer or by a security holder;
     (7)  Whether the Fund cast its vote on the matter;
     (8) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
     (9)  Whether the Fund cast its vote for or against management.

     Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

     Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;
     (ii) Proxy Statements received regarding each Fund's securities;
     (iii) Records of votes cast on behalf of each Fund; and
     (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.


Amended and restated this 30th day of November 2004.

                                    EXHIBIT A
                          (Updated September 15, 2006)


Series of the PMFM Investment Trust

1.   PMFM Managed  Portfolio  Trust  (formerly  known as the PMFM ETF  Portfolio
     Trust)

2. PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust)

3.   PMFM Core Advantage Portfolio Trust

                                   PMFM, INC.

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

     The Advisers Act Amendments require that PMFM, Inc. ("PMFM") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how PMFM has actually voted their proxies.

     This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that PMFM complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

     In general, PMFM does not vote proxies for clients. However, PMFM has one client, the PMFM Investment Trust (the "Fund") for which PMFM will vote proxies. In voting proxies for the Fund (or any other client for whom PMFM determines to vote proxies in the future), PMFM is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

     The following details PMFM's philosophy and practice regarding the voting of proxies.

     A.   General

     PMFM believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

     B.   Procedures

     To implement PMFM's proxy voting policies, PMFM has developed the following procedures for voting proxies.

     1. Upon receipt of a corporate proxy by PMFM, the special or annual report and the proxy are submitted to PMFM's proxy voting manager (the "Proxy Manager"), currently Joe Ezernack.

     2. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of PMFM's Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

     3. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy

          Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in PMFM's files.

     C.   Absence of Proxy Manager

     In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III. Voting Guidelines

     While PMFM's policy is to review each proxy proposal on its individual merits, PMFM has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

     A. Investment Company Matters. In general, PMFM invests the accounts of the Fund and other clients in exchange-traded funds, mutual funds, or other investment companies (collectively, "investment companies"). When called upon to vote investment company proxies, PMFM will follow the following guidelines:

          1.   Election of Directors and Similar Matters

               In an uncontested election, PMFM will generally vote in favor of management's proposed directors/trustees. In a contested election, PMFM will evaluate proposed directors/trustees on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors or Trustees, PMFM will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company's independent directors or trustees.

          2.   Audit Committee Approvals

               PMFM generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances.

               Notwithstanding the foregoing, PMFM expects to generally support the ratification of the selection of auditors recommended and approved by the investment company's independent directors or trustees.

          3.   Approval of Advisory Contracts

               PMFM will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management's discussion of the terms of the contract.

               Notwithstanding the foregoing, PMFM expects to generally support advisory contracts recommended and approved by an investment company's independent directors or trustees.

          4.   Rule 12b-1 Plans

               PMFM will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management's proposal, PMFM's evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

               Notwithstanding the foregoing, PMFM expects to generally support 12b-1 Plans recommended and approved by an investment company's independent directors or trustees.

          5.   Mergers

               PMFM will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management's discussion, and PMFM's review, of the reasons for the merger.

               Notwithstanding the foregoing, PMFM expects to generally support mergers recommended and approved by an investment company's independent directors or trustees.

          6.   Voting Shares Owned by the Fund

               Notwithstanding any of the foregoing guidelines in Sections 1-5 above, the Fund is required by Section 12(d)(1)(F) of the Investment Company Act of 1940 to vote proxies with respect to any investment company security held by it "in the same proportion as the vote of all other holders of such securities." Accordingly, PMFM will vote such proxies on behalf of the Fund in accordance with the requirements of Section 12(d)(1)(F).

     B.   Operating Company Matters

          Because of the investment strategy PMFM uses for its clients, including the Fund, it is unlikely that such clients will frequently hold operating company stocks. However, if PMFM is called upon to vote operating company proxies for clients, PMFM will follow the following guidelines:

          1.   Corporate Governance

               PMFM will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o In uncontested directors' elections, approve management's proposed directors; and
               o    Ratify   management's   recommendation   and   selection  of
                    auditors.

          2.   Shareholder Rights

               PMFM may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o Adopt confidential voting and independent tabulation of voting results; and
               o    Require shareholder approval of poison pills;

               And expects to generally vote against proposals to:

               o    Adopt super-majority voting requirements; and

               o    Restrict  the  rights  of   shareholders   to  call  special
                    meetings, amend the bylaws or act by written consent.

          3.   Anti-Takeover  Measures,  Corporate  Restructurings  and  Similar
               Matters

               PMFM will review proposals to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
               o    Require shareholder approval of "poison pills."

               And expects to generally vote against proposals to:

               o    Adopt classified boards of directors;
               o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
               o Require a company to consider the non-financial effects of mergers or acquisitions.

          4.   Compensation

               In voting on proposals with respect to compensation, PMFM will generally support proposals it believes will fairly compensate executives. PMFM will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o    Disclose compensation policies;
               o Adopt compensation packages or policies that generally link executive compensation to performance;
               o    Require shareholders approval of golden parachutes;
               o Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
               o Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
               o Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

               And expects to generally vote against proposals to:

               o    Adopt  stock  option   plans  with  any  of  the   following
                    structural features:

                    o Ability to issue options with an exercise price below the stock's current market price;
                    o    Ability to issue reload options; or
                    o    Automatic share replenishment ("evergreen") feature.

          5.   Corporate Responsibility and Social Issues

               PMFM generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, PMFM will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, PMFM may vote against corporate responsibility and social issue proposals that PMFM believes will have substantial adverse economic or other effects on a company, and PMFM may vote for corporate responsibility and social issue proposals that PMFM believes will have substantial positive economic or other effects on a company.

IV.  Conflicts

     In cases where PMFM is aware of a conflict between the interests of a client and the interests of PMFM or an affiliated person of PMFM (e.g., a portfolio company is a client or an affiliate of a client of PMFM), PMFM will notify the client of such conflict and will vote the client's shares in accordance with the client's instructions. In the event that PMFM does not receive instructions from the client within three business days of the notice, PMFM may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client's best interests.

V.   PMFM Disclosure of How to Obtain Voting Information

     On or before August 6, 2003, Rule 206(4)-6 requires PMFM to disclose in response to any client request how the client can obtain information from PMFM on how its securities were voted. PMFM will disclose in Part II of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to PMFM. Upon receiving a written request from a client, PMFM will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires PMFM to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. PMFM will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, PMFM will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VI.  Record-keeping

     PMFM shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)  A copy of this Policy;
     (ii) Proxy Statements received regarding client securities;
    (iii) Records of votes cast on behalf of clients;
     (iv) Any documents prepared by PMFM that were material to making a decision how to vote, or that memorialized the basis for the decision;
     (v)  Records of client requests for proxy voting information, and
     (vi) With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     PMFM shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by PMFM as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

     PMFM may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by PMFM that are maintained with a third party such as a proxy voting service, provided that PMFM has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII. Amendments

     This policy may be amended at any time by the PMFM, provided that material changes to this policy that affect proxy voting for the Fund shall be ratified by the Fund within four (4) months of adoption by PMFM.


                       Adopted as of this 1st day of July, 2003

                                   /s/ Donald L. Beasley
                                   ______________________________
                                   Donald L. Beasley, President

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

     (a) Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for the PMFM Investment Trust ("Registrant").^2

     (b) By-Laws for the Registrant.^1

     (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

     (d)(1) Investment Advisory Agreement between the Registrant and PMFM, Inc. ("Advisor"), as advisor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (d)(2) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

     (d)(3) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Tactical Opportunities Portfolio Trust.^8

     (d)(4) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Core Advantage Portfolio Trust.^9

     (e)(1) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (e)(2) First Amendment to the Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Managed Portfolio Trust.^10

     (e)(3) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

     (e)(4) First Amendment to the Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Tactical Preservation Portfolio Trust.^10

     (e)(5) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Tactical Opportunities Portfolio Trust.^7

     (e)(6) First Amendment to the Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Tactical Opportunities Portfolio Trust.^10

     (e)(7) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Core Advantage Portfolio Trust.^9

     (e)(8) First Amendment to the Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Core Advantage Portfolio Trust. ^10

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(2) First Amendment to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^9

     (g)(3) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(4) Second Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(5) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(6) Fourth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(7) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^3

     (g)(8) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^5

     (g)(9) Seventh Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^6

     (g)(10) Eighth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^9

     (g)(11) Ninth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^9

     (g)(12) Tenth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^10

     (g)(13) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. ("Custodian"), as custodian for the Registrant.^2

     (h)(1) Fund Accounting and Compliance  Administration Agreement between the
Registrant  and  The  Nottingham   Management  Company   ("Administrator"),   as
administrator for the Registrant.^2

     (h)(2) First Amendment to the Fund Accounting and Compliance Administration Agreement between the Registrant and the Administrator.^3

     (h)(3)   Second   Amendment   to  the  Fund   Accounting   and   Compliance
Administration Agreement between the Registrant and the Administrator.^7

     (h)(4) Third Amendment to the Fund Accounting and Compliance Administration Agreement between the Registrant and the Administrator.^9

     (h)(5) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC ("Transfer Agent"), as transfer agent for the Registrant.^2

     (h)(6) First Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.^3

     (h)(7) Second Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.^7

     (h)(8) Third Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.^9

     (h)(9) Fourth Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.^10

     (h)(10) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (h)(11) First Amendment to Expense Limitation Agreement between Registrant and the Advisor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^6

     (h)(12) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

     (h)(13) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Tactical Opportunities Portfolio Trust.^7

     (h)(14) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Core Advantage Portfolio Trust.^9

     (i) Opinion of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Registrant.^2

     (j) Consent of Briggs, Bunting & Dougherty, LLP, independent registered public accounting firm.

     (k) Balance Sheet of the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust) dated June 6, 2003.^2

     (l) Initial Subscription Agreement for the Registrant.^2

     (m)(1) Distribution Plan under Rule 12b-1 for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

     (m)(2) Amended and Restated Distribution Plan under Rule 12b-1 for PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^6

     (m)(3) Amended and Restated Distribution Plan under Rule 12b-1 for PMFM Managed Portfolio Trust.^10

     (m)(4)   Distribution   Plan  under  Rule  12b-1  for  the  PMFM   Tactical
Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

     (m)(5) Amended and Restated Plan under Rule 12b-1 for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^6

     (m)(6) Amended and Restated Plan under Rule 12b-1 for the PMFM Tactical Preservation Portfolio Trust. ^10

     (m)(7) Plan under Rule 12b-1 for the PMFM Tactical Opportunities Portfolio Trust.^7

     (m)(8) Amended and Restated Plan under Rule 12b-1 for the PMFM Tactical Opportunities Portfolio Trust. ^10

     (m)(9) Plan under Rule 12b-1 for the PMFM Core Advantage Portfolio Trust.^8

     (m)(10) Amended and Restated Plan under Rule 12b-1 for the PMFM Core Advantage Portfolio Trust.^10

     (n)(1) Rule 18f-3 Multi-Class Plan.^3

     (n)(2) Amended and Restated Rule 18f-3 Multi-Class Plan.^6

     (n)(3) Amended and Restated Rule 18f-3 Multi-Class Plan.^10

     (n)(4) Amended and Restated Rule 18f-3 Multi-Class Plan.

     (o) Reserved.

     (p)(1) Amended and Restated Code of Ethics for the Registrant.^9

     (p)(2) Revised Code of Ethics for the Advisor.

     (q) Copy of Powers of Attorney.^9

--------------------------

1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 10, 2003 (File No. 333-103714).

2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed June 27, 2003 (File No. 333-103714).

3 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed December 11, 2003 (File No. 333-103714).

4 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 2 filed March 2, 2004 (File No. 333-103714).

5 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 3 filed April1, 2004 (File No. 333-103714).

6 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 4 filed July 20, 2004 (File No. 333-103714).

7 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 5 filed September 27, 2004 (File No. 333-103714).

8 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 6 filed December 22, 2004 (File No. 333-103714).

9 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 7 filed June 23, 2005 (File No. 333-103714).

10 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 10 filed June 7, 2006 (File No. 333-103714).


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

         Under Delaware statutes, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

         Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article VII.  Section 3.  Indemnification.

                  (a) Subject to the exceptions and limitations contained in Subsection (b) below:

                           (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                           (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person:

                           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                  (c) The  rights  of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

                  (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

                  (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         In addition, the Registrant has entered into an Investment Advisory Agreements with its Advisor and Distribution Agreements with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that that the Securities and Exchange Commission has expressed its opinion that indemnification for liabilities under the 1933 Act is against public policy as expressed in the 1933 Act, so indemnification for 1933 Act liabilities may be unenforceable.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

         The description of the Advisor is found under the caption of "Management of the Funds - Investment Advisor" in the Prospectuses and under the caption "Management and Other Service Providers - Investment Advisor" in the Statement of Additional Information of the Registrant constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor provides investment advisory services to other persons or entities other than the Registrant. The directors and officers of the Advisor have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures (other than those resulting from their roles as officers and directors of the Advisor or its affiliates).

ITEM 27. Principal Underwriter
         ---------------------

         (a) Capital Investment Group, Inc. is underwriter and distributor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust), PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust), PMFM Tactical Opportunities Portfolio Trust, PMFM Core Advantage Portfolio Trust (formerly known as the MurphyMorris ETF Fund), The Turnaround Fund^TM, CM Advisers Fund, CM Advisers Fixed Income Fund, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Wisdom Fund, The Hillman Focused Advantage Fund (formerly known as The Hillman Aggressive Equity Fund), The Hillman Advantage Equity Fund (formerly known as The Hillman Total Return
Fund), Tilson Focus Fund, Tilson Dividend Fund, The Piedmont Select Value Fund, and Giordano Fund.

         (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, North Carolina 27622, (919) 831-2370.

                  (1)                                     (2)                                    (3)
                                                 Position and Offices                   Positions and Offices
                 Name                              With Underwriter                        with Registrant
                 ----                              ----------------                        ---------------

           Richard K. Bryant                           President                                None

          E.O. Edgerton, Jr.                        Vice President                              None

            Con T. McDonald                    Assistant Vice-President                         None

         W. Harold Eddins, Jr.                 Assistant Vice-President                         None

           Kurt A. Dressler                    Assistant Vice-President                         None

          William B. Portwood                Chief Compliance Officer and                       None
                                               Assistant Vice-President

         (c) Not applicable.


ITEM 28. Location of Accounts and Records
         --------------------------------

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at the office of its investment advisor (PMFM, Inc.) and its principal executive offices at 1061 Cliff Dawson Road, Watkinsville, Georgia 30677, transfer agent (North Carolina Shareholder Services, LLC, d/b/a NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or administrator (The Nottingham Management Company, d/b/a The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069), except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's custodian (U.S. Bank, N.A., successor to Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109).


ITEM 29. Management Services
         -------------------

         None.


ITEM 30. Undertakings
         ------------

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 1st day of September, 2006.

                              PMFM INVESTMENT TRUST

                              By:      /s/ Julian G. Winters
                                       ___________________________
                                       Julian G. Winters, Secretary



         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                  *                                           September 1, 2006
____________________________________________________          _________________
James M. Baker, Trustee                                       Date


                  *                                           September 1, 2006
____________________________________________________          _________________
Timothy A. Chapman, Trustee, Chairman, and Treasurer          Date


                  *                                           September 1, 2006
____________________________________________________          _________________
Judson P. Doherty, President                                  Date


                  *                                           September 1, 2006
____________________________________________________          _________________
Norman A. McLean, Trustee                                     Date


/s/ Tracey L. Hendricks                                       September 1, 2006
____________________________________________________          __________________
Tracey L. Hendricks, Assistant Secretary and                  Date
            Assistant Treasurer


* By: /s/ Julian G. Winters                                   September 1, 2006
      __________________________________________________      __________________
      Julian G. Winters, Attorney-in-Fact and Secretary       Date